Vanguard® California Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of February 28, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.6%)
California (100.6%)
	Acalanes Union High School District GO	6.550%	8/1/2039	245	276
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2049	1,105	363
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2051	335	101
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2052	1,000	287
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/2052	620	643
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	1,700	445
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	2,090	569
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/2037	0.000%	10/1/2051	50	30
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/2037	0.000%	10/1/2047	100	61
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/2037	0.000%	10/1/2048	1,050	631
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/2037	0.000%	10/1/2049	1,320	789
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/2037	0.000%	10/1/2050	1,900	1,126
[1,2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/2037	0.000%	10/1/2052	2,745	1,629
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	225	225
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	500	506
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2035	50	37
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	235	238
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	400	406
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/2036	160	158
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	1,210	1,224
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	255	258
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/2037	60	60
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	2,350	2,375
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	350	354
	Alameda County CA Fremont Unified School District GO	3.250%	8/1/2032	340	342
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2043	1,465	1,047
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2026	10	10
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2027	215	227
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2028	435	472
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2029	135	151
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2031	145	169
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2032	215	256
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2033	60	73
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Highland Hospital Project)	5.000%	12/1/2034	10	12
[1]	Alameda County Oakland Unified School District GO	5.000%	8/1/2026	110	110
	Alameda County Oakland Unified School District GO	5.000%	8/1/2027	430	435
	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	60	61
	Alameda County Oakland Unified School District GO	5.000%	8/1/2029	325	329
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/2035	35	40
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	70	66
	Alameda County Oakland Unified School District GO	3.000%	8/1/2041	715	641
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/2046	905	891
[1]	Alameda County Oakland Unified School District GO	5.250%	8/1/2048	565	607
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/2045	930	1,004
[2]	Allan Hancock CA Joint Community College District GO, 5.600% coupon rate effective 8/1/2033	0.000%	8/1/2047	240	189
[1]	Alvord Unified School District GO	0.000%	8/1/2036	275	191
[1]	Alvord Unified School District GO	0.000%	8/1/2043	295	150
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	550	577
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,000	1,137
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	600	674
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	1,225	1,372
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	795	827
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.250%	10/1/2050	500	525
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.500%	10/1/2055	300	317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/2035	150	115
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2027	120	116
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2028	135	127
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2029	220	203
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2030	4,020	3,615
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2031	165	144
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2032	270	229
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2033	160	131
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project), ETM	0.000%	9/1/2036	250	187
	Anaheim Union High School District GO	4.500%	8/1/2050	670	686
	Anaheim Union High School District GO	4.625%	8/1/2052	245	252
	Antelope Valley Community College District GO	0.000%	8/1/2045	2,765	1,165
	Antelope Valley Community College District GO	0.000%	8/1/2046	1,540	610
	Antelope Valley Community College District GO	4.000%	8/1/2046	1,000	1,018
	Antelope Valley Community College District GO	0.000%	8/1/2048	3,010	1,061
	Antelope Valley Community College District GO	0.000%	8/1/2049	2,500	838
	Antelope Valley Community College District GO	0.000%	2/1/2050	1,500	489
	Antelope Valley Community College District GO	3.000%	8/1/2050	1,030	795
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program) PUT	5.000%	4/1/2028	1,975	2,039
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2026	715	717
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2026	1,125	1,128
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2026	100	100
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	1,805	1,869
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	580	601
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2027	500	518
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	440	470
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	100	107
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	30	32
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	25	27
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2029	45	46
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2029	1,550	1,704
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2030	265	270
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	670	757
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2030	200	226
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	285	290
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	1,175	1,361
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2032	240	240
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2032	330	336
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2032	25	30
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2033	585	595
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2033	400	482
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2034	800	812
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2034	125	153
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2035	4,095	4,150
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/2036	565	563
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2036	60	72
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2036	250	308
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2037	515	520
[5]	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2037	380	477
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2038	395	399
[5]	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2038	820	1,031
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	150	169
[5]	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	1,000	1,244
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	700	820
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	250	293
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2042	3,075	3,081
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	35	39
[5]	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	1,810	2,240
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	730	804
[5]	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	500	613
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	350	382
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	235	266
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	500	566
[5]	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	455	555
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	1,500	1,625
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	100	112
	Bay Area Toll Authority Highway Revenue	3.500%	4/1/2047	1,130	988
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2047	2,895	2,810

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2047	500	547
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2048	265	287
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2049	240	230
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2053	205	219
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2054	2,020	1,515
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2054	95	100
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/2056	3,450	2,287
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2056	665	627
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	3,815	3,815
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	1,490	1,464
[5]	Bay Area Toll Authority Highway Revenue PUT	5.000%	10/1/2033	9,535	11,189
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2045	850	850
[6]	Bay Area Toll Authority Highway Revenue VRDO	1.250%	3/2/2026	6,715	6,715
[6]	Bay Area Toll Authority Highway Revenue VRDO	1.250%	3/2/2026	1,000	1,000
[6]	Bay Area Toll Authority Highway Revenue VRDO	1.400%	3/2/2026	4,240	4,240
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2027	895	925
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/2029	70	77
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/2029	35	39
	Berkeley CA GO	3.250%	9/1/2045	165	143
	Beverly Hills CA Unified School District GO	0.000%	8/1/2028	55	52
	Beverly Hills CA Unified School District GO	0.000%	8/1/2029	10	9
	Beverly Hills CA Unified School District GO	0.000%	8/1/2030	305	278
	Beverly Hills CA Unified School District GO	0.000%	8/1/2031	25	22
	Beverly Hills CA Unified School District GO	0.000%	8/1/2032	490	424
	Beverly Hills CA Unified School District GO	0.000%	8/1/2033	1,235	1,038
	Beverly Hills CA Unified School District GO	0.000%	8/1/2037	150	93
	Beverly Hills CA Unified School District GO	0.000%	8/1/2038	20	12
	Beverly Hills CA Unified School District GO	0.000%	8/1/2039	40	23
	Beverly Hills CA Unified School District GO	3.000%	8/1/2044	130	113
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/2048	1,125	1,176
	Burbank CA Electric Power & Light Revenue	5.000%	6/1/2053	370	383
[1]	Burbank-Glendale-Pasadena Airport Authority Brick Campaign Port, Airport & Marina Revenue	4.000%	7/1/2054	1,065	1,017
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/2048	1,040	1,053
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/2053	100	101
	California Department of Water Resources Water Revenue	5.000%	12/1/2026	370	379
	California Department of Water Resources Water Revenue	5.000%	12/1/2026	1,140	1,168
	California Department of Water Resources Water Revenue	5.000%	12/1/2026	15	15
	California Department of Water Resources Water Revenue	5.000%	12/1/2026	150	154
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	1,125	1,189
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	210	222
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	590	623
	California Department of Water Resources Water Revenue	5.000%	12/1/2027	180	184
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	365	373
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	2,235	2,435
	California Department of Water Resources Water Revenue	5.000%	12/1/2028	75	82
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	140	143
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	65	73
	California Department of Water Resources Water Revenue	5.000%	12/1/2029	360	398
	California Department of Water Resources Water Revenue	5.000%	12/1/2030	560	644
	California Department of Water Resources Water Revenue	5.000%	12/1/2030	1,265	1,293
	California Department of Water Resources Water Revenue	5.000%	12/1/2030	270	298
	California Department of Water Resources Water Revenue	5.000%	12/1/2030	330	348
	California Department of Water Resources Water Revenue	4.000%	12/1/2031	85	85
	California Department of Water Resources Water Revenue	5.000%	12/1/2031	480	551
	California Department of Water Resources Water Revenue	5.000%	12/1/2031	160	164
	California Department of Water Resources Water Revenue	5.000%	12/1/2031	220	231
	California Department of Water Resources Water Revenue	5.000%	12/1/2031	670	737
	California Department of Water Resources Water Revenue	5.000%	12/1/2032	385	440
	California Department of Water Resources Water Revenue	5.000%	12/1/2032	300	329
	California Department of Water Resources Water Revenue	5.000%	12/1/2032	180	189
	California Department of Water Resources Water Revenue	5.000%	12/1/2033	1,240	1,415
	California Department of Water Resources Water Revenue	5.000%	12/1/2033	745	816
	California Department of Water Resources Water Revenue	5.000%	12/1/2034	325	369
	California Department of Water Resources Water Revenue	5.000%	12/1/2034	375	410
	California Department of Water Resources Water Revenue	4.000%	12/1/2035	185	187
	California Department of Water Resources Water Revenue	5.000%	12/1/2035	235	265
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2026	355	364
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2026	65	67
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2026	125	128
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2027	1,840	1,944

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2027	315	333
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2028	395	430
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2028	190	207
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2028	2,500	2,724
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2029	190	213
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2029	180	196
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2029	365	409
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2030	310	356
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2030	300	345
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2030	305	351
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	260	306
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	165	192
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2031	225	265
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2032	360	433
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2032	980	1,135
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2032	65	78
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2033	1,175	1,357
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2033	55	66
California Department of Water Resources Water Revenue (Central Valley Project)	4.000%	12/1/2034	85	94
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2034	15	18
California Department of Water Resources Water Revenue (Central Valley Project)	4.000%	12/1/2035	165	180
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2035	15	18
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2040	250	298
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2042	500	586
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2045	250	282
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2046	250	278
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2047	250	276
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2051	1,425	1,543
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2056	1,500	1,609
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/2026	190	194
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/2026	5	5
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/2027	245	258
California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/2029	60	66
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	475	524
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2033	1,560	1,892
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2035	1,975	2,476
California Educational Facilities Authority College & University Revenue	5.000%	4/1/2042	100	101
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	2,130	2,620
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	1,300	1,599
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2043	535	545
California Educational Facilities Authority College & University Revenue	5.000%	12/1/2044	250	253
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	2,160	2,588
California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	2,035	2,401
California Educational Facilities Authority College & University Revenue	4.000%	4/1/2047	505	487
California Educational Facilities Authority College & University Revenue	5.000%	4/1/2047	825	829
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2048	300	302
California Educational Facilities Authority College & University Revenue	5.000%	5/1/2049	3,665	4,248
California Educational Facilities Authority College & University Revenue	2.250%	4/1/2051	3,370	2,204
California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	1,805	2,078
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2053	705	708
California Educational Facilities Authority College & University Revenue	5.000%	10/1/2055	4,960	5,265
California Educational Facilities Authority College & University Revenue	5.250%	10/1/2055	55	58
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2032	2,315	2,707
California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2035	2,850	3,542
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/2026	85	85
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/2026	55	55
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	240	260
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	1,090	1,112
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2054	455	488
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	485	528
California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	150	153
California Enterprise Development Authority Private Schools Revenue (Castilleja School Foundation Project)	4.000%	6/1/2054	160	148
California GO	3.000%	3/1/2026	195	195
California GO	4.000%	3/1/2026	45	45
California GO	4.000%	3/1/2026	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	4/1/2026	250	251
	California GO	5.000%	4/1/2026	145	145
	California GO	5.000%	4/1/2026	100	100
	California GO	5.000%	8/1/2026	1,500	1,519
	California GO	5.000%	8/1/2026	880	891
	California GO	5.000%	8/1/2026	210	213
	California GO	5.000%	8/1/2026	85	86
	California GO	5.000%	8/1/2026	190	192
	California GO	5.000%	8/1/2026	890	901
	California GO	5.000%	8/1/2026	140	142
	California GO	5.000%	8/1/2026	2,400	2,430
	California GO	4.000%	9/1/2026	50	50
	California GO	4.000%	9/1/2026	1,055	1,066
	California GO	5.000%	9/1/2026	1,000	1,015
	California GO	5.000%	9/1/2026	150	152
	California GO	5.000%	9/1/2026	60	61
	California GO	5.000%	9/1/2026	105	107
	California GO	5.000%	9/1/2026	330	335
	California GO	5.000%	9/1/2026	160	162
	California GO	5.000%	9/1/2026	230	233
	California GO	5.000%	9/1/2026	265	269
	California GO	4.000%	10/1/2026	65	66
	California GO	5.000%	10/1/2026	650	661
	California GO	5.000%	10/1/2026	600	610
	California GO	5.000%	10/1/2026	1,145	1,148
	California GO	5.000%	10/1/2026	85	86
	California GO	5.000%	10/1/2026	60	61
	California GO	4.000%	11/1/2026	425	431
	California GO	5.000%	11/1/2026	1,755	1,790
	California GO	5.000%	11/1/2026	230	235
	California GO	5.000%	11/1/2026	45	46
	California GO	5.000%	11/1/2026	290	296
	California GO	5.000%	12/1/2026	2,070	2,116
[7]	California GO	5.000%	2/1/2027	200	206
	California GO	3.000%	3/1/2027	270	272
	California GO	4.000%	3/1/2027	850	867
	California GO	5.000%	3/1/2027	1,115	1,149
	California GO	5.000%	4/1/2027	690	713
	California GO	5.000%	4/1/2027	390	403
	California GO	5.000%	4/1/2027	40	41
	California GO	3.500%	8/1/2027	2,135	2,177
	California GO	5.000%	8/1/2027	1,310	1,326
	California GO	5.000%	8/1/2027	1,605	1,625
	California GO	5.000%	8/1/2027	80	83
	California GO	5.000%	8/1/2027	505	527
	California GO	5.000%	8/1/2027	480	501
	California GO	5.000%	8/1/2027	50	52
	California GO	5.000%	8/1/2027	255	266
	California GO	4.000%	9/1/2027	180	186
	California GO	4.000%	9/1/2027	55	57
	California GO	5.000%	9/1/2027	35	36
	California GO	5.000%	9/1/2027	115	117
	California GO	5.000%	9/1/2027	115	120
	California GO	5.000%	9/1/2027	485	507
	California GO	5.000%	9/1/2027	15	16
	California GO	5.000%	9/1/2027	550	575
	California GO	4.000%	10/1/2027	255	263
	California GO	5.000%	10/1/2027	620	650
	California GO	5.000%	10/1/2027	380	381
	California GO	5.000%	10/1/2027	260	273
	California GO	5.000%	10/1/2027	50	52
	California GO	5.000%	10/1/2027	1,310	1,373
	California GO	5.000%	11/1/2027	475	499
	California GO	5.000%	11/1/2027	240	252
	California GO	5.000%	11/1/2027	120	126
	California GO	5.000%	11/1/2027	160	168
	California GO	5.000%	11/1/2027	365	384
	California GO	5.000%	11/1/2027	490	515
	California GO	5.000%	11/1/2027	80	84
	California GO	5.000%	12/1/2027	745	785

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	3.000%	3/1/2028	55	56
California GO	4.000%	3/1/2028	905	942
California GO	5.000%	3/1/2028	1,500	1,591
California GO	5.000%	3/1/2028	3,000	3,183
California GO	5.000%	4/1/2028	1,110	1,179
California GO	5.000%	4/1/2028	670	712
California GO	5.000%	4/1/2028	10	11
California GO	5.000%	8/1/2028	210	213
California GO	5.000%	8/1/2028	235	238
California GO	5.000%	8/1/2028	1,535	1,600
California GO	5.000%	8/1/2028	465	485
California GO	5.000%	8/1/2028	1,055	1,131
California GO	5.000%	8/1/2028	1,060	1,136
California GO	5.000%	8/1/2028	650	697
California GO	5.000%	8/1/2028	75	80
California GO	4.000%	9/1/2028	10	10
California GO	4.000%	9/1/2028	600	629
California GO	4.000%	9/1/2028	2,000	2,097
California GO	5.000%	9/1/2028	2,265	2,299
California GO	5.000%	9/1/2028	215	231
California GO	5.000%	9/1/2028	35	36
California GO	5.000%	9/1/2028	425	457
California GO	5.000%	9/1/2028	80	86
California GO	5.000%	9/1/2028	100	107
California GO	5.000%	9/1/2028	275	279
California GO	3.000%	10/1/2028	285	285
California GO	3.250%	10/1/2028	120	120
California GO	5.000%	10/1/2028	1,755	1,890
California GO	5.000%	10/1/2028	240	258
California GO	5.000%	10/1/2028	145	156
California GO	5.000%	10/1/2028	880	948
California GO	5.000%	10/1/2028	205	221
California GO	5.000%	11/1/2028	1,795	1,885
California GO	5.000%	11/1/2028	340	367
California GO	5.000%	11/1/2028	540	583
California GO	5.000%	11/1/2028	285	308
California GO	5.000%	11/1/2028	80	86
California GO	5.000%	12/1/2028	1,755	1,899
California GO	3.000%	3/1/2029	350	350
California GO	3.000%	3/1/2029	300	300
California GO	5.000%	3/1/2029	420	457
California GO	5.000%	3/1/2029	700	762
California GO	5.000%	4/1/2029	3,160	3,449
California GO	5.000%	4/1/2029	155	169
California GO	5.000%	4/1/2029	205	224
California GO	3.000%	8/1/2029	55	55
California GO	5.000%	8/1/2029	400	405
California GO	5.000%	8/1/2029	1,030	1,074
California GO	5.000%	8/1/2029	30	30
California GO	5.000%	8/1/2029	515	552
California GO	5.000%	8/1/2029	390	406
California GO	5.000%	8/1/2029	290	302
California GO	5.000%	8/1/2029	625	688
California GO	5.000%	8/1/2029	45	50
California GO	5.000%	8/1/2029	45	50
California GO	3.000%	9/1/2029	340	340
California GO	4.000%	9/1/2029	490	523
California GO	5.000%	9/1/2029	630	639
California GO	5.000%	9/1/2029	1,805	1,832
California GO	5.000%	9/1/2029	1,245	1,374
California GO	5.000%	9/1/2029	580	640
California GO	5.000%	9/1/2029	535	590
California GO	5.000%	9/1/2029	940	1,037
California GO	5.000%	10/1/2029	1,975	2,184
California GO	5.000%	10/1/2029	465	466
California GO	5.000%	10/1/2029	1,580	1,701
California GO	5.000%	10/1/2029	80	88
California GO	5.000%	10/1/2029	2,000	2,211
California GO	5.000%	10/1/2029	1,310	1,448
California GO	5.000%	10/1/2029	940	1,039

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	11/1/2029	160	171
California GO	5.000%	11/1/2029	590	654
California GO	5.000%	11/1/2029	40	44
California GO	5.000%	11/1/2029	725	761
California GO	5.000%	11/1/2029	1,330	1,474
California GO	5.000%	11/1/2029	780	864
California GO	5.000%	12/1/2029	475	527
California GO	5.000%	3/1/2030	795	888
California GO	5.000%	3/1/2030	120	134
California GO	5.000%	3/1/2030	135	151
California GO	5.000%	4/1/2030	920	1,004
California GO	5.000%	4/1/2030	90	101
California GO	5.000%	4/1/2030	855	957
California GO	5.000%	4/1/2030	295	322
California GO	5.000%	8/1/2030	1,285	1,301
California GO	5.000%	8/1/2030	2,295	2,389
California GO	5.000%	8/1/2030	2,390	2,561
California GO	5.000%	8/1/2030	530	537
California GO	5.000%	8/1/2030	250	282
California GO	5.000%	8/1/2030	120	135
California GO	5.000%	8/1/2030	85	88
California GO	5.000%	8/1/2030	165	186
California GO	5.000%	9/1/2030	280	284
California GO	5.000%	9/1/2030	20	20
California GO	5.000%	9/1/2030	340	384
California GO	5.000%	9/1/2030	275	311
California GO	5.000%	9/1/2030	1,250	1,413
California GO	5.000%	9/1/2030	645	729
California GO	5.000%	9/1/2030	220	249
California GO	5.000%	9/1/2030	60	68
California GO	5.000%	10/1/2030	1,120	1,237
California GO	5.000%	10/1/2030	540	581
California GO	5.000%	10/1/2030	420	476
California GO	5.000%	10/1/2030	110	125
California GO	5.000%	10/1/2030	220	249
California GO	4.000%	11/1/2030	45	49
California GO	5.000%	11/1/2030	1,035	1,085
California GO	5.000%	11/1/2030	4,065	4,612
California GO	5.000%	11/1/2030	540	613
California GO	5.000%	12/1/2030	445	506
California GO	5.000%	3/1/2031	940	1,048
California GO	5.000%	3/1/2031	20	23
California GO	5.000%	3/1/2031	860	982
California GO	5.000%	4/1/2031	610	698
California GO	5.000%	4/1/2031	265	303
California GO	5.000%	4/1/2031	485	528
California GO	5.000%	4/1/2031	1,590	1,732
California GO	5.000%	8/1/2031	300	304
California GO	5.000%	8/1/2031	490	565
California GO	5.000%	8/1/2031	500	576
California GO	5.000%	8/1/2031	3,610	4,160
California GO	5.000%	8/1/2031	80	83
California GO	4.000%	9/1/2031	250	252
California GO	4.000%	9/1/2031	125	126
California GO	5.000%	9/1/2031	185	188
California GO	5.000%	9/1/2031	365	370
California GO	5.000%	9/1/2031	295	341
California GO	5.000%	9/1/2031	965	1,114
California GO	5.000%	9/1/2031	1,220	1,408
California GO	5.000%	9/1/2031	810	935
California GO	5.000%	9/1/2031	160	185
California GO	5.000%	9/1/2031	300	346
California GO	5.000%	9/1/2031	1,390	1,605
California GO	5.000%	10/1/2031	955	1,053
California GO	5.000%	10/1/2031	260	301
California GO	5.000%	10/1/2031	225	260
California GO	5.000%	11/1/2031	115	120
California GO	5.000%	11/1/2031	375	424
California GO	5.000%	11/1/2031	685	738
California GO	5.000%	11/1/2031	565	654

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/2031	3,050	3,451
	California GO	5.000%	12/1/2031	295	342
	California GO	5.000%	12/1/2031	25	25
	California GO	5.000%	3/1/2032	1,475	1,640
	California GO	5.000%	3/1/2032	80	89
	California GO	5.000%	3/1/2032	405	472
	California GO	5.000%	4/1/2032	175	190
	California GO	5.000%	4/1/2032	1,820	2,122
	California GO	5.000%	4/1/2032	765	892
	California GO	5.000%	4/1/2032	310	337
	California GO	4.000%	8/1/2032	85	86
	California GO	5.000%	8/1/2032	245	255
	California GO	5.000%	8/1/2032	65	66
	California GO	5.000%	8/1/2032	1,275	1,495
[1]	California GO	5.250%	8/1/2032	2,930	3,411
	California GO	2.500%	9/1/2032	270	267
	California GO	3.000%	9/1/2032	360	360
	California GO	3.500%	9/1/2032	5	5
	California GO	4.000%	9/1/2032	145	146
	California GO	4.000%	9/1/2032	285	287
	California GO	4.000%	9/1/2032	190	191
	California GO	4.000%	9/1/2032	225	227
	California GO	5.000%	9/1/2032	110	112
	California GO	5.000%	9/1/2032	1,580	1,603
	California GO	5.000%	9/1/2032	1,240	1,425
	California GO	5.000%	9/1/2032	185	217
	California GO	5.000%	9/1/2032	160	188
	California GO	5.000%	9/1/2032	1,085	1,274
	California GO	5.000%	9/1/2032	825	969
	California GO	5.000%	9/1/2032	235	276
	California GO	5.000%	9/1/2032	410	482
	California GO	5.000%	10/1/2032	145	160
	California GO	5.000%	10/1/2032	1,295	1,474
	California GO	5.000%	10/1/2032	100	115
	California GO	5.000%	10/1/2032	500	588
	California GO	4.000%	11/1/2032	45	46
	California GO	4.000%	11/1/2032	5	5
	California GO	5.000%	11/1/2032	220	237
	California GO	5.000%	11/1/2032	400	451
	California GO	5.000%	11/1/2032	2,130	2,508
	California GO	5.000%	11/1/2032	375	423
	California GO	5.000%	11/1/2032	120	135
	California GO	5.000%	12/1/2032	260	262
	California GO	5.000%	3/1/2033	115	128
	California GO	5.000%	3/1/2033	85	94
	California GO	5.000%	3/1/2033	310	367
	California GO	5.000%	4/1/2033	705	765
	California GO	5.000%	4/1/2033	1,830	2,127
	California GO	5.000%	4/1/2033	90	107
	California GO	5.000%	4/1/2033	30	33
	California GO	4.000%	8/1/2033	275	277
	California GO	5.000%	8/1/2033	105	106
	California GO	5.000%	8/1/2033	200	208
	California GO	5.000%	8/1/2033	825	835
	California GO	5.000%	8/1/2033	135	161
	California GO	5.000%	8/1/2033	1,745	2,082
	California GO	5.000%	8/1/2033	905	1,080
	California GO	5.000%	8/1/2033	910	1,086
	California GO	5.000%	8/1/2033	1,535	1,832
	California GO	5.000%	8/1/2033	5	5
	California GO	3.000%	9/1/2033	410	410
	California GO	4.000%	9/1/2033	235	237
	California GO	4.000%	9/1/2033	520	523
	California GO	4.000%	9/1/2033	280	282
	California GO	4.000%	9/1/2033	210	234
	California GO	5.000%	9/1/2033	155	157
	California GO	5.000%	9/1/2033	540	632
	California GO	5.000%	9/1/2033	630	753
	California GO	5.000%	9/1/2033	1,085	1,296
	California GO	5.000%	9/1/2033	520	621

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	9/1/2033	165	197
California GO	5.000%	9/1/2033	560	669
California GO	3.000%	10/1/2033	245	248
California GO	4.000%	10/1/2033	385	416
California GO	5.000%	10/1/2033	370	438
California GO	5.000%	10/1/2033	25	30
California GO	4.000%	11/1/2033	50	51
California GO	5.000%	3/1/2034	315	349
California GO	5.000%	3/1/2034	215	238
California GO	4.000%	8/1/2034	295	296
California GO	4.000%	8/1/2034	1,455	1,635
California GO	5.000%	8/1/2034	105	106
California GO	5.000%	8/1/2034	375	455
California GO	5.000%	8/1/2034	1,245	1,509
California GO	4.000%	9/1/2034	140	141
California GO	4.000%	9/1/2034	465	468
California GO	4.000%	9/1/2034	90	91
California GO	4.000%	9/1/2034	600	674
California GO	5.000%	9/1/2034	210	213
California GO	5.000%	9/1/2034	50	51
California GO	5.000%	9/1/2034	140	163
California GO	5.000%	9/1/2034	325	387
California GO	5.000%	9/1/2034	545	661
California GO	5.000%	9/1/2034	345	419
California GO	5.000%	9/1/2034	1,400	1,699
California GO	5.000%	9/1/2034	5	5
California GO	3.000%	10/1/2034	1,640	1,658
California GO	4.000%	10/1/2034	1,400	1,471
California GO	4.000%	10/1/2034	435	468
California GO	5.000%	10/1/2034	455	537
California GO	3.000%	11/1/2034	420	426
California GO	4.000%	11/1/2034	215	230
California GO	5.000%	12/1/2034	135	152
California GO	5.000%	3/1/2035	230	254
California GO	5.000%	3/1/2035	2,725	3,008
California GO	5.000%	3/1/2035	1,585	1,936
California GO	5.000%	4/1/2035	530	573
California GO	5.000%	4/1/2035	420	485
California GO	5.000%	4/1/2035	1,275	1,363
California GO	3.500%	8/1/2035	165	165
California GO	4.000%	8/1/2035	1,150	1,155
California GO	5.000%	8/1/2035	75	76
California GO	5.000%	8/1/2035	1,040	1,077
California GO	5.000%	8/1/2035	10	12
California GO	5.000%	8/1/2035	145	178
California GO	5.000%	8/1/2035	5	5
California GO	3.000%	9/1/2035	50	50
California GO	4.000%	9/1/2035	145	146
California GO	4.000%	9/1/2035	1,000	1,006
California GO	4.000%	9/1/2035	75	75
California GO	5.000%	9/1/2035	1,480	1,499
California GO	5.000%	9/1/2035	110	111
California GO	5.000%	9/1/2035	330	383
California GO	5.000%	9/1/2035	90	104
California GO	5.000%	9/1/2035	85	101
California GO	5.000%	9/1/2035	575	687
California GO	5.000%	9/1/2035	565	675
California GO	3.000%	10/1/2035	485	488
California GO	4.000%	10/1/2035	520	557
California GO	5.000%	10/1/2035	40	40
California GO	5.000%	10/1/2035	3,000	3,519
California GO	4.000%	11/1/2035	230	235
California GO	4.000%	11/1/2035	1,040	1,108
California GO	5.000%	11/1/2035	50	52
California GO	5.000%	11/1/2035	1,500	1,810
California GO	5.000%	12/1/2035	865	967
California GO	4.000%	3/1/2036	5,150	5,429
California GO	5.000%	3/1/2036	430	473
California GO	5.000%	3/1/2036	15	18
California GO	5.000%	4/1/2036	1,135	1,224

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	8/1/2036	335	336
California GO	4.000%	8/1/2036	60	66
California GO	5.000%	8/1/2036	320	339
California GO	5.000%	8/1/2036	790	798
California GO	5.000%	8/1/2036	255	264
California GO	5.000%	8/1/2036	940	1,122
California GO	4.000%	9/1/2036	155	156
California GO	4.000%	9/1/2036	510	512
California GO	5.000%	9/1/2036	735	744
California GO	5.000%	9/1/2036	335	386
California GO	5.000%	9/1/2036	260	263
California GO	5.000%	9/1/2036	1,935	2,271
California GO	5.000%	9/1/2036	735	871
California GO	5.000%	9/1/2036	795	942
California GO	3.000%	10/1/2036	965	966
California GO	4.000%	10/1/2036	515	535
California GO	4.000%	10/1/2036	880	937
California GO	5.000%	10/1/2036	1,290	1,502
California GO	4.000%	11/1/2036	30	31
California GO	4.000%	11/1/2036	110	116
California GO	5.000%	11/1/2036	305	325
California GO	5.000%	11/1/2036	95	106
California GO	5.000%	11/1/2036	1,000	1,196
California GO	5.000%	12/1/2036	245	272
California GO	4.000%	3/1/2037	375	394
California GO	5.000%	3/1/2037	10	12
California GO	5.000%	4/1/2037	105	120
California GO	4.000%	8/1/2037	105	105
California GO	5.000%	8/1/2037	895	947
California GO	5.000%	8/1/2037	1,520	1,800
California GO	4.000%	9/1/2037	135	136
California GO	4.000%	9/1/2037	525	572
California GO	5.000%	9/1/2037	50	51
California GO	5.000%	9/1/2037	2,063	2,404
California GO	5.000%	9/1/2037	2,125	2,497
California GO	3.000%	10/1/2037	1,315	1,298
California GO	4.000%	10/1/2037	185	191
California GO	4.000%	10/1/2037	755	799
California GO	5.000%	10/1/2037	510	574
California GO	4.000%	11/1/2037	50	53
California GO	4.000%	11/1/2037	60	61
California GO	5.000%	11/1/2037	25	27
California GO	5.000%	11/1/2037	75	78
California GO	5.000%	11/1/2037	4,470	5,127
California GO	5.000%	11/1/2037	400	475
California GO	4.000%	3/1/2038	585	611
California GO	5.000%	3/1/2038	120	143
California GO	5.000%	4/1/2038	10	11
California GO	4.000%	8/1/2038	465	466
California GO	5.000%	8/1/2038	90	91
California GO	5.000%	9/1/2038	1,530	1,769
California GO	4.000%	11/1/2038	700	734
California GO	5.000%	8/1/2039	740	862
California GO	5.000%	8/1/2039	1,135	1,341
California GO	5.000%	9/1/2039	545	616
California GO	5.000%	9/1/2039	1,555	1,799
California GO	5.000%	9/1/2039	1,035	1,197
California GO	4.000%	10/1/2039	2,590	2,661
California GO	4.000%	10/1/2039	680	680
California GO	5.000%	10/1/2039	35	35
California GO	5.000%	10/1/2039	505	576
California GO	5.250%	10/1/2039	130	130
California GO	4.000%	11/1/2039	250	260
California GO	5.000%	11/1/2039	45	48
California GO	5.000%	11/1/2039	1,620	1,891
California GO	4.000%	3/1/2040	710	733
California GO	3.000%	11/1/2040	185	175
California GO	5.000%	8/1/2041	500	584
California GO	5.000%	9/1/2041	1,490	1,645
California GO	5.000%	9/1/2041	120	138

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	10/1/2041	2,265	2,341
California GO	5.000%	10/1/2041	1,215	1,332
California GO	3.000%	11/1/2041	330	308
California GO	5.000%	11/1/2041	1,000	1,157
California GO	5.000%	3/1/2042	595	684
California GO	4.000%	4/1/2042	350	361
California GO	5.000%	4/1/2042	1,375	1,410
California GO	5.000%	4/1/2042	555	613
California GO	5.000%	8/1/2042	935	1,080
California GO	4.000%	9/1/2042	615	636
California GO	5.000%	9/1/2042	910	1,011
California GO	4.000%	10/1/2042	720	746
California GO	5.000%	10/1/2042	855	904
California GO	5.000%	10/1/2042	2,430	2,723
California GO	5.000%	11/1/2042	1,800	2,005
California GO	4.000%	2/1/2043	330	330
California GO	5.000%	3/1/2043	1,000	1,135
California GO	4.000%	4/1/2043	550	550
California GO	5.000%	8/1/2043	1,000	1,140
California GO	4.000%	9/1/2043	2,570	2,642
California GO	4.000%	9/1/2043	100	103
California GO	5.000%	9/1/2043	2,435	2,714
California GO	5.000%	9/1/2043	1,025	1,149
California GO	5.000%	9/1/2043	1,035	1,161
California GO	2.250%	11/1/2043	110	85
California GO	5.000%	11/1/2043	350	396
California GO	2.375%	12/1/2043	190	149
California GO	5.000%	12/1/2043	910	979
California GO	5.000%	3/1/2044	1,665	1,872
California GO	4.000%	8/1/2044	250	256
California GO	5.000%	8/1/2044	460	514
California GO	5.000%	8/1/2044	705	796
California GO	5.250%	8/1/2044	2,475	2,815
California GO	5.000%	9/1/2044	1,130	1,257
California GO	5.000%	9/1/2044	700	779
California GO	4.000%	10/1/2044	1,225	1,234
California GO	4.000%	10/1/2044	315	315
California GO	4.000%	11/1/2044	1,020	1,020
California GO	4.000%	3/1/2045	225	225
California GO	4.125%	3/1/2045	1,000	1,023
California GO	5.000%	3/1/2045	250	279
California GO	3.250%	4/1/2045	895	795
California GO	5.000%	4/1/2045	1,015	1,059
California GO	4.000%	8/1/2045	315	315
California GO	5.000%	8/1/2045	2,095	2,343
California GO	4.000%	9/1/2045	450	450
California GO	5.000%	9/1/2045	940	945
California GO	5.000%	10/1/2045	335	366
California GO	5.250%	10/1/2045	1,190	1,320
California GO	4.000%	11/1/2045	500	500
California GO	3.000%	3/1/2046	1,315	1,088
California GO	4.000%	3/1/2046	60	60
California GO	4.000%	8/1/2046	250	248
California GO	5.000%	8/1/2046	425	427
California GO	3.000%	9/1/2046	825	668
California GO	4.000%	9/1/2046	225	223
California GO	5.000%	9/1/2046	95	95
California GO	2.375%	10/1/2046	780	568
California GO	5.000%	11/1/2046	1,500	1,647
California GO	3.000%	12/1/2046	1,145	943
California GO	5.000%	4/1/2047	1,635	1,744
California GO	4.000%	9/1/2047	255	256
California GO	5.250%	9/1/2047	2,855	3,102
California GO	3.625%	10/1/2047	525	472
California GO	5.000%	10/1/2047	1,000	1,001
California GO	4.000%	11/1/2047	795	791
California GO	5.000%	11/1/2047	215	219
California GO	5.000%	9/1/2048	1,820	1,963
California GO	5.000%	10/1/2048	365	376
California GO	4.125%	3/1/2049	1,035	1,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	3/1/2049	1,460	1,582
	California GO	4.000%	4/1/2049	370	367
	California GO	4.000%	4/1/2049	15	15
	California GO	5.000%	4/1/2049	110	114
	California GO	4.000%	8/1/2049	905	898
	California GO	5.000%	8/1/2049	100	108
	California GO	5.500%	8/1/2049	270	302
	California GO	3.000%	10/1/2049	780	615
	California GO	2.500%	12/1/2049	1,170	822
	California GO	3.000%	12/1/2049	50	39
	California GO	2.500%	3/1/2050	1,330	924
	California GO	3.000%	3/1/2050	110	86
	California GO	3.000%	3/1/2050	860	671
	California GO	5.000%	8/1/2050	3,010	3,254
	California GO	4.000%	10/1/2050	1,440	1,425
	California GO	5.250%	10/1/2050	1,000	1,081
	California GO	3.000%	11/1/2050	2,485	1,933
	California GO	4.000%	11/1/2050	10	10
	California GO	5.000%	11/1/2050	1,630	1,755
	California GO	2.375%	10/1/2051	1,485	976
	California GO	3.000%	4/1/2052	2,300	1,771
	California GO	4.000%	9/1/2052	350	342
	California GO	5.000%	9/1/2052	1,485	1,568
	California GO	5.000%	11/1/2052	1,000	1,072
	California GO	5.000%	9/1/2053	1,455	1,551
	California GO	5.250%	9/1/2053	2,810	3,035
	California GO	4.000%	8/1/2054	265	257
	California GO	5.250%	8/1/2054	1,155	1,256
	California GO	5.500%	8/1/2054	185	205
	California GO	5.000%	3/1/2055	3,295	3,529
	California GO	5.250%	8/1/2055	1,785	1,954
	California GO	5.000%	11/1/2055	1,000	1,069
	California GO, ETM	4.000%	11/1/2030	5	5
	California GO, Prere.	4.000%	3/1/2030	35	38
	California GO, Prere.	5.000%	3/1/2030	15	17
	California GO, Prere.	4.000%	11/1/2030	5	5
	California GO, Prere.	4.000%	11/1/2030	5	5
	California GO, Prere.	5.000%	11/1/2030	5	6
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2026	90	92
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2029	280	302
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2049	50	52
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2054	100	103
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2059	75	77
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2042	200	208
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2045	105	116
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	355	363
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2050	240	256
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2052	835	849
	California Infrastructure & Economic Development Bank College & University Revenue	4.500%	5/15/2055	770	775
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	995	1,073
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/2026	425	429
[8]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	1,295	1,367
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	855	903
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/2028	545	575
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/2047	575	614
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/2052	190	200
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2044	100	105
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2049	2,645	2,738
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	4.000%	10/1/2026	235	238
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	6/1/2028	20	21
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	2/1/2033	100	100
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	6/1/2033	280	339
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/2045	1,480	1,471
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2026	210	214
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2026	280	281
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2026	125	127
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	190	196
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	215	227
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2027	125	125
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	585	625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	290	300
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	2,830	2,837
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2028	640	694
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2029	205	219
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2029	280	290
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2029	470	525
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2030	820	848
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2030	1,815	1,938
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2030	55	55
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2030	225	258
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2031	595	635
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2031	260	305
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2031	65	65
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2031	120	124
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2032	240	256
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2032	635	761
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2033	35	42
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2033	160	170
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2034	215	256
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2034	215	229
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2035	190	202
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2035	15	18
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2036	415	487
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2037	280	303
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2037	170	209
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2038	20	21
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2038	1,000	1,216
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/2039	10	12
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2040	500	526
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2041	115	120
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2042	205	213
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2044	610	622
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2044	710	730
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2045	700	711
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2046	710	712
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2046	800	802
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2047	20	20
	California Infrastructure & Economic Development Bank Water Revenue	4.125%	10/1/2047	1,000	1,005
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2048	50	49
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2043	140	141
	California Municipal Finance Authority College & University Revenue	4.000%	6/1/2047	280	259
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/2053	480	503
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	75	78
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	70	73
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/2028	125	132
	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/2032	1,435	1,530
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2043	1,405	1,465
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2048	1,040	1,070
	California Municipal Finance Authority Lease (Abatement) Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2042	1,270	1,304
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	350	373
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2036	845	882
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2037	330	344
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2039	1,000	1,035
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2043	325	332
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2046	595	571
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2048	250	233
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2048	650	654
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2049	500	500
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	60	45
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2051	70	70
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2052	500	495
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	510	376
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	3,875	1,233
	California State Public Works Board Intergovernmental Agreement Revenue	5.000%	11/1/2028	100	108
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/2026	245	247
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2026	400	405
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2026	315	320

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2027	50	52
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2027	210	220
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2028	325	344
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2028	1,280	1,372
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	295	309
California State Public Works Board Lease (Abatement) Revenue	3.000%	12/1/2028	265	265
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	270	293
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2029	490	513
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2030	750	836
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2030	400	451
California State Public Works Board Lease (Abatement) Revenue	3.250%	12/1/2030	270	270
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2031	390	445
California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/2031	10	10
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2031	660	761
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2032	400	466
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2032	565	650
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2033	110	113
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2033	570	653
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2034	610	697
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2035	595	676
California State Public Works Board Lease (Abatement) Revenue	3.500%	12/1/2035	375	375
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2036	1,595	1,901
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	335	379
California State Public Works Board Lease (Abatement) Revenue	4.000%	4/1/2037	50	50
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2037	365	432
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2038	915	1,073
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2039	120	139
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2041	430	493
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2042	1,240	1,410
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2042	35	36
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	920	1,034
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2043	820	838
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	390	433
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2044	1,120	1,134
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	205	225
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2045	150	151
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2046	70	70
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2047	125	125
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2049	660	706
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2026	155	157
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2026	680	690
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2026	1,710	1,744
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2026	700	714
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2026	70	72
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2027	10	10
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2027	380	397
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2027	110	112
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2028	100	106
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2028	500	537
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2028	300	322
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2028	520	561
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2028	125	128
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2028	1,210	1,309
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	450	497
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2029	1,415	1,561
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2029	60	66
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2029	25	26
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2029	50	55
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2030	25	28
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2030	425	480
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2030	430	476
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2030	1,000	1,134
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2030	405	460
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/2031	40	40
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	345	398
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2031	120	121
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2031	195	215
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2031	10	10
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/2032	70	71
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	165	194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	195	230
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2032	65	66
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2032	110	121
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2032	355	420
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/2033	70	71
[4]	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.125%	5/1/2033	190	191
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2033	410	491
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2033	1,130	1,353
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	110	121
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	65	66
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	100	120
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	495	594
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2033	145	171
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2034	135	153
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	685	832
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	765	912
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2034	20	22
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2034	20	20
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2034	200	234
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2035	60	68
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	185	219
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	200	241
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2035	210	245
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2036	35	42
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2036	400	426
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	165	194
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	250	299
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2036	35	43
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2036	290	336
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	330	392
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	25	29
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	375	446
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/2038	500	607
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	50	58
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	865	1,018
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2038	2,000	2,358
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2038	200	239
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2038	5	6
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	345	402
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/2039	190	184
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2039	200	237
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2040	10	10
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2040	720	848
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2041	300	351
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2043	150	171
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	11/1/2043	265	281
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	265	280
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	125	138
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2045	115	116
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	170	186
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	545	608
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	1,050	1,053
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2046	610	672
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2047	750	820
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2047	135	144
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2049	340	336
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2050	1,280	1,371
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2050	500	537
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/2026	15	15
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2026	85	86
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2027	130	136
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2028	85	91
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2031	350	404
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2031	170	197
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2032	455	523
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2032	35	40
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2033	50	58
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2034	525	599
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2034	205	235
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2035	190	216

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2035	75	81
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2036	645	689
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/2037	385	408
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2038	340	359
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2040	560	622
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2041	305	316
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2046	890	892
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	695	739
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	5.000%	11/1/2046	225	239
California State University College & University Revenue	5.000%	11/1/2026	90	92
California State University College & University Revenue	5.000%	11/1/2026	165	166
California State University College & University Revenue	5.000%	11/1/2026	135	138
California State University College & University Revenue	5.000%	11/1/2027	325	337
California State University College & University Revenue	5.000%	11/1/2027	780	784
California State University College & University Revenue	5.000%	11/1/2027	1,000	1,054
California State University College & University Revenue	5.000%	11/1/2028	580	583
California State University College & University Revenue	5.000%	11/1/2028	75	78
California State University College & University Revenue	5.000%	11/1/2028	1,000	1,086
California State University College & University Revenue	5.000%	11/1/2029	440	456
California State University College & University Revenue	5.000%	11/1/2029	550	553
California State University College & University Revenue	5.000%	11/1/2029	265	296
California State University College & University Revenue	5.000%	11/1/2030	615	636
California State University College & University Revenue	5.000%	11/1/2030	1,075	1,080
California State University College & University Revenue	5.000%	11/1/2030	1,350	1,546
California State University College & University Revenue	5.000%	11/1/2030	5	5
California State University College & University Revenue	5.000%	11/1/2031	570	590
California State University College & University Revenue	5.000%	11/1/2031	825	829
California State University College & University Revenue	5.000%	11/1/2031	5	5
California State University College & University Revenue	5.000%	11/1/2032	360	372
California State University College & University Revenue	5.000%	11/1/2032	1,170	1,176
California State University College & University Revenue	5.000%	11/1/2032	650	777
California State University College & University Revenue	5.000%	11/1/2032	10	10
California State University College & University Revenue	3.000%	11/1/2033	320	320
California State University College & University Revenue	5.000%	11/1/2033	775	801
California State University College & University Revenue	5.000%	11/1/2033	225	226
California State University College & University Revenue	4.000%	11/1/2034	180	180
California State University College & University Revenue	4.000%	11/1/2034	10	10
California State University College & University Revenue	5.000%	11/1/2034	250	258
California State University College & University Revenue	5.000%	11/1/2034	140	151
California State University College & University Revenue	5.000%	11/1/2035	490	506
California State University College & University Revenue	5.000%	11/1/2035	435	468
California State University College & University Revenue	5.000%	11/1/2035	100	123
California State University College & University Revenue	3.125%	11/1/2036	410	410
California State University College & University Revenue	4.000%	11/1/2036	5	5
California State University College & University Revenue	5.000%	11/1/2036	155	156
California State University College & University Revenue	5.000%	11/1/2036	475	509
California State University College & University Revenue	5.000%	11/1/2036	10	12
California State University College & University Revenue	5.000%	11/1/2036	500	619
California State University College & University Revenue	3.200%	11/1/2037	315	315
California State University College & University Revenue	4.000%	11/1/2037	1,305	1,307
California State University College & University Revenue	5.000%	11/1/2037	320	330
California State University College & University Revenue	5.000%	11/1/2037	665	711
California State University College & University Revenue	4.000%	11/1/2038	525	526
California State University College & University Revenue	5.000%	11/1/2038	40	43
California State University College & University Revenue	5.000%	11/1/2038	5	5
California State University College & University Revenue	5.000%	11/1/2039	50	59
California State University College & University Revenue	5.000%	11/1/2039	1,000	1,203
California State University College & University Revenue	5.000%	11/1/2039	5	5
California State University College & University Revenue	5.000%	11/1/2040	10	11
California State University College & University Revenue	5.000%	11/1/2040	375	446
California State University College & University Revenue	5.000%	11/1/2041	1,305	1,309
California State University College & University Revenue	5.000%	11/1/2041	180	210
California State University College & University Revenue	5.000%	11/1/2042	2,500	2,557
California State University College & University Revenue	5.000%	11/1/2042	100	115
California State University College & University Revenue	4.000%	11/1/2043	205	205
California State University College & University Revenue	5.000%	11/1/2043	15	16
California State University College & University Revenue	5.000%	11/1/2043	1,305	1,487
California State University College & University Revenue	5.000%	11/1/2043	500	577
California State University College & University Revenue	5.000%	11/1/2043	15	15
California State University College & University Revenue	5.000%	11/1/2044	285	301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/2044	855	961
	California State University College & University Revenue	5.000%	11/1/2044	1,525	1,732
	California State University College & University Revenue	4.000%	11/1/2045	1,065	1,065
	California State University College & University Revenue	5.000%	11/1/2045	1,000	1,002
	California State University College & University Revenue	5.500%	11/1/2045	435	502
	California State University College & University Revenue	3.000%	11/1/2046	505	414
	California State University College & University Revenue	5.000%	11/1/2046	1,440	1,592
	California State University College & University Revenue	5.000%	11/1/2047	90	91
	California State University College & University Revenue	5.000%	11/1/2047	725	796
	California State University College & University Revenue	5.000%	11/1/2048	580	597
	California State University College & University Revenue	5.250%	11/1/2048	505	552
	California State University College & University Revenue	4.000%	11/1/2049	1,100	1,081
	California State University College & University Revenue	5.000%	11/1/2049	230	239
	California State University College & University Revenue	5.500%	11/1/2049	715	801
	California State University College & University Revenue	5.000%	11/1/2050	1,060	1,088
	California State University College & University Revenue	5.250%	11/1/2050	1,450	1,601
	California State University College & University Revenue	3.000%	11/1/2052	975	733
	California State University College & University Revenue	5.250%	11/1/2053	2,830	3,050
	California State University College & University Revenue	4.000%	11/1/2055	605	578
	California State University College & University Revenue	5.500%	11/1/2055	1,000	1,103
	California State University College & University Revenue	4.625%	11/1/2056	665	683
	California State University College & University Revenue	5.250%	11/1/2056	1,000	1,090
	California State University College & University Revenue PUT	0.550%	11/1/2026	385	380
	California State University College & University Revenue PUT	3.125%	11/1/2026	1,300	1,300
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/2045	250	251
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2051	2,000	1,518
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/2051	435	422
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2042	25	25
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2047	25	25
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2050	200	201
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.250%	5/15/2031	125	125
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2034	20	20
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.500%	5/15/2036	325	325
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2040	715	717
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2046	350	338
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	365	272
	Campbell Union High School District GO, Prere.	4.000%	8/1/2026	45	45
	Campbell Union High School District GO, Prere.	4.000%	8/1/2026	85	86
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	90	91
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	70	71
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	150	152
	Campbell Union High School District GO, Prere.	5.000%	8/1/2026	175	177
	Campbell Union School District GO	0.000%	8/1/2040	100	61
[1]	Centinela Valley Union High School District GO	3.000%	8/1/2044	635	539
[1]	Centinela Valley Union High School District GO	4.000%	8/1/2047	345	336
[1]	Centinela Valley Union High School District GO	4.000%	8/1/2050	670	639
	Cerritos Community College District GO	0.000%	8/1/2026	1,900	1,883
	Cerritos Community College District GO	0.000%	8/1/2029	1,000	924
	Cerritos Community College District GO	5.000%	8/1/2031	1,000	1,167
	Cerritos Community College District GO	3.000%	8/1/2044	550	479
	Cerritos Community College District GO	4.000%	8/1/2049	670	661
	Chabot-Las Positas Community College District GO	5.000%	8/1/2026	270	274
	Chabot-Las Positas Community College District GO	5.000%	8/1/2027	125	131
	Chabot-Las Positas Community College District GO	4.000%	8/1/2033	370	372
	Chabot-Las Positas Community College District GO	4.000%	8/1/2034	125	126
	Chabot-Las Positas Community College District GO	4.000%	8/1/2035	170	171
	Chabot-Las Positas Community College District GO	4.000%	8/1/2037	1,400	1,405
	Chabot-Las Positas Community College District GO	4.000%	8/1/2042	540	542
	Chabot-Las Positas Community College District GO	4.000%	8/1/2047	195	193
	Chabot-Las Positas Community College District GO	5.250%	8/1/2048	60	65
	Chaffey Community College District GO, Prere.	4.000%	6/1/2028	135	141
	Chaffey Community College District GO, Prere.	5.000%	6/1/2028	220	235
	Chaffey Joint Union High School District GO	0.000%	8/1/2026	630	621
	Chaffey Joint Union High School District GO	0.000%	8/1/2036	850	603
	Chaffey Joint Union High School District GO	0.000%	8/1/2040	200	111
	Chico Unified School District GO	4.500%	8/1/2049	1,400	1,422
	Chino Valley Unified School District GO	0.000%	8/1/2036	185	130
	Chino Valley Unified School District GO	0.000%	8/1/2040	100	57
	Chino Valley Unified School District GO	0.000%	8/1/2045	450	189
	Chino Valley Unified School District GO	4.000%	8/1/2045	940	944

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chino Valley Unified School District GO	0.000%	8/1/2047	150	56
	Chino Valley Unified School District GO	0.000%	8/1/2048	740	262
	Chino Valley Unified School District GO	3.375%	8/1/2050	50	42
	Chino Valley Unified School District GO	5.000%	8/1/2055	1,345	1,394
	Citrus Community College District GO	5.000%	8/1/2049	475	510
	Clovis Unified School District GO	5.000%	8/1/2026	445	451
[3]	Clovis Unified School District GO	0.000%	8/1/2029	70	65
	Clovis Unified School District GO	5.250%	8/1/2042	370	403
	Clovis Unified School District GO	5.000%	8/1/2047	770	807
	Clovis Unified School District GO	4.000%	8/1/2048	1,730	1,702
	Coast Community College District GO	3.000%	8/1/2039	95	92
	Coast Community College District GO	0.000%	8/1/2040	325	193
	Coast Community College District GO	0.000%	8/1/2041	1,625	914
	Coast Community College District GO	0.000%	8/1/2042	245	130
	Coast Community College District GO	4.000%	8/1/2042	580	582
	Coast Community College District GO	0.000%	8/1/2043	1,710	857
	Coast Community College District GO, Prere.	4.500%	8/1/2027	300	311
	Coast Community College District GO, Prere.	5.000%	8/1/2027	80	84
[1]	Colton Joint Unified School District GO	0.000%	8/1/2042	95	48
[4]	Colton Joint Unified School District GO	0.000%	8/1/2044	640	286
[4]	Colton Joint Unified School District GO	5.000%	8/1/2055	555	586
[4]	Compton CA Unified School District GO	0.000%	6/1/2036	250	177
[4]	Compton CA Unified School District GO	0.000%	6/1/2037	800	538
[4]	Compton CA Unified School District GO	0.000%	6/1/2040	1,090	628
[4]	Compton CA Unified School District GO	3.000%	6/1/2049	715	557
[4]	Compton CA Unified School District GO	4.000%	6/1/2049	990	959
	Concord CA COP	2.125%	4/1/2041	925	710
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/2031	610	706
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/2032	295	325
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/2033	125	137
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/2034	85	92
	Corona-Norco Unified School District GO	4.000%	8/1/2039	150	150
	Corona-Norco Unified School District GO	4.000%	8/1/2043	50	50
	Corona-Norco Unified School District GO	3.000%	8/1/2044	60	52
	Corona-Norco Unified School District GO	4.000%	8/1/2049	575	553
	Cypress School District GO	0.000%	8/1/2040	320	179
[2]	Cypress School District GO, 8.125% coupon rate effective 8/1/2031	0.000%	8/1/2050	225	216
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.375%	12/1/2041	440	436
	Desert Community College District GO	4.000%	8/1/2039	495	499
	Desert Community College District GO	4.000%	8/1/2051	400	388
	Desert Community College District GO	4.000%	8/1/2051	1,415	1,376
	Desert Community College District GO	5.000%	8/1/2051	190	204
	Desert Sands Unified School District GO	4.000%	8/1/2050	500	490
	Downey Unified School District GO	4.000%	8/1/2048	705	693
	Downey Unified School District GO	4.000%	8/1/2052	820	787
	Dublin Unified School District GO	4.125%	8/1/2049	395	395
	Dublin Unified School District GO	4.250%	8/1/2053	220	220
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2026	125	126
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2026	135	136
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2028	970	1,010
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2028	110	118
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	245	255
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2029	100	110
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	1,215	1,264
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2030	95	108
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	470	488
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	220	256
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2031	305	355
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2032	725	752
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2032	240	286
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2033	175	181
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2033	1,020	1,238
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2033	700	850
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2033	70	85
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2034	30	31
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2035	205	212
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2036	270	316
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	70	81
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2037	1,440	1,772

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	145	167
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2040	85	98
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	2,500	2,561
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	140	159
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2043	10	11
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	50	56
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	75	83
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/2045	800	801
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	1,000	1,018
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2049	620	666
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2050	500	541
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2054	985	1,045
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2055	1,250	1,340
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	5,125	5,132
	East County Advanced Water Purification Joint Powers Authority Water Revenue	5.000%	9/1/2026	2,520	2,539
[1]	East Side Union High School District GO	5.000%	8/1/2031	140	163
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/2033	65	66
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/2035	360	361
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/2036	285	318
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/2038	1,645	1,723
	Eastern Municipal Water District Water Revenue	5.000%	7/1/2042	60	60
	Eastern Municipal Water District Water Revenue	5.000%	7/1/2045	50	50
	Eastern Municipal Water District Water Revenue VRDO	1.100%	3/2/2026	1,000	1,000
	El Camino Community College District Foundation GO	0.000%	8/1/2033	385	317
	El Camino Community College District Foundation GO	0.000%	8/1/2034	1,660	1,319
	El Camino Community College District Foundation GO	0.000%	8/1/2038	775	514
	El Camino Community College District Foundation GO	4.000%	8/1/2041	1,010	1,012
	El Dorado Irrigation District COP	4.000%	3/1/2050	25	24
	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/2026	250	250
[1]	El Monte Union High School District GO	0.000%	6/1/2042	95	50
	El Monte Union High School District GO	0.000%	6/1/2044	200	92
	El Monte Union High School District GO	0.000%	6/1/2045	250	107
	El Monte Union High School District GO	0.000%	6/1/2046	800	321
	El Monte Union High School District GO	4.000%	6/1/2046	930	924
	El Monte Union High School District GO	0.000%	6/1/2049	1,140	383
[4]	Elk Grove Unified School District COP	3.125%	2/1/2040	720	692
	Elk Grove Unified School District GO	4.000%	8/1/2046	2,010	1,969
	Elk Grove Unified School District GO	4.000%	8/1/2048	305	295
	Escondido Union High School District GO	0.000%	8/1/2051	505	167
[1]	Folsom Cordova Unified School District GO	4.000%	10/1/2044	1,505	1,507
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	500	532
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2055	1,435	1,518
[1]	Fontana Unified School District GO	2.375%	8/1/2044	285	214
	Fontana Unified School District GO	5.250%	8/1/2050	250	271
	Foothill-De Anza Community College District GO	5.000%	8/1/2026	125	127
[7]	Foothill-De Anza Community College District GO	0.000%	8/1/2036	400	297
	Foothill-De Anza Community College District GO	3.000%	8/1/2039	225	220
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,035	989
	Foothill-De Anza Community College District GO	4.000%	8/1/2040	1,170	1,171
	Foothill-De Anza Community College District GO	5.000%	8/1/2044	400	451
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.300%	1/15/2029	115	125
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.500%	1/15/2031	100	116
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2034	1,000	809
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2035	250	195
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2037	270	193
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	500	607
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2043	730	734
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	815	799
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	3,750	3,677
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/2053	595	500
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/2053	2,165	1,982
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2027	290	285
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	1,620	1,561
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2029	660	623
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2030	80	74
[1]	Fowler Unified School District GO	0.000%	8/1/2040	75	45
	Fremont Union High School District GO	3.000%	8/1/2039	200	197
	Fremont Union High School District GO	5.000%	8/1/2039	250	300
	Fremont Union High School District GO	4.000%	8/1/2040	100	100
	Fremont Union High School District GO	5.000%	8/1/2040	250	299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fremont Union High School District GO	5.000%	8/1/2043	80	88
	Fremont Union High School District GO	4.000%	8/1/2046	200	200
	Fremont Union High School District GO	4.000%	8/1/2046	50	50
	Fremont Union High School District GO	4.125%	8/1/2050	500	493
	Fresno Unified School District GO	3.000%	8/1/2041	585	527
	Fresno Unified School District GO	4.000%	8/1/2041	1,320	1,321
	Fresno Unified School District GO	4.000%	8/1/2046	1,410	1,370
	Fresno Unified School District GO	4.000%	8/1/2052	380	356
	Fresno Unified School District GO	4.000%	8/1/2055	20	19
	Fresno Unified School District GO, Prere.	3.000%	8/1/2026	60	60
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	350	336
[4]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2049	640	680
[4]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	4.000%	4/1/2054	265	251
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2051	130	136
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2052	1,000	1,046
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2054	280	292
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2054	220	229
	Glendale Community College District GO	0.000%	2/1/2045	200	88
	Glendale Community College District GO	4.000%	8/1/2046	135	135
	Glendale Community College District GO	3.000%	8/1/2047	270	215
	Glendale Community College District GO	4.000%	8/1/2050	570	555
	Glendale Community College District GO	4.125%	8/1/2050	350	348
	Glendale Community College District GO	5.000%	8/1/2050	250	268
	Glendale Community College District GO	5.000%	8/1/2055	1,115	1,183
	Glendale Community College District GO, Prere.	5.250%	8/1/2027	275	288
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2027	70	73
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2027	250	260
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2028	105	112
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2044	460	477
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/2047	295	292
	Hayward Area Recreation & Park District GO	4.000%	8/1/2046	350	350
	Hayward CA Sewer Revenue	4.000%	3/1/2052	1,115	1,084
	Hayward CA Sewer Revenue	4.000%	3/1/2055	500	482
	Hayward Unified School District COP	5.250%	8/1/2047	1,500	1,524
[4]	Hayward Unified School District GO	5.000%	8/1/2027	500	522
[1]	Hayward Unified School District GO	3.500%	8/1/2037	150	150
[1]	Hayward Unified School District GO	4.000%	8/1/2039	1,350	1,353
[1]	Hayward Unified School District GO	4.000%	8/1/2042	175	175
[4]	Hayward Unified School District GO	4.000%	8/1/2043	1,310	1,306
[4]	Hayward Unified School District GO	5.000%	8/1/2044	750	779
[4]	Hayward Unified School District GO	4.000%	8/1/2048	580	559
[1]	Hayward Unified School District GO	4.000%	8/1/2050	905	872
[4]	Hayward Unified School District GO	5.000%	8/1/2050	250	268
[1]	Hayward Unified School District GO	5.250%	8/1/2050	150	162
[1]	Hayward Unified School District GO	5.250%	8/1/2054	250	269
[4]	Hayward Unified School District GO	5.000%	8/1/2055	400	426
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2032	80	80
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.000%	11/1/2033	555	555
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2034	270	275
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.125%	11/1/2035	460	460
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2036	745	748
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2037	45	45
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2038	1,350	1,354
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2041	865	875
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2046	325	328
[4]	Indio Finance Authority Lease (Abatement) Revenue	5.250%	11/1/2042	25	28
[4]	Indio Finance Authority Lease (Abatement) Revenue	5.250%	11/1/2047	60	65
[4]	Indio Finance Authority Lease (Abatement) Revenue	4.500%	11/1/2052	220	223
	Inglewood Unified School District GO	5.500%	8/1/2042	1,500	1,785
	Inglewood Unified School District GO	5.500%	8/1/2043	1,400	1,643
[6]	Irvine CA Special Assessment Revenue VRDO	1.050%	3/2/2026	4,800	4,800
[6]	Irvine CA Special Assessment Revenue VRDO	1.050%	3/2/2026	149	149
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/2050	825	889
[4]	Irvine CA Special Tax Revenue	5.250%	9/1/2053	1,000	1,077
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/2055	400	429
[4]	Irvine CA Special Tax Revenue	4.000%	9/1/2058	505	466
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/2060	1,385	1,485
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	270	271
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2048	1,085	1,087
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/2053	1,845	1,825

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.000%	9/1/2048	1,175	1,249
[4]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.250%	9/1/2053	125	133
[4]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	4.000%	9/1/2058	595	548
	Irvine Ranch Water District COP	5.000%	3/1/2041	120	121
	Irvine Ranch Water District COP	5.000%	3/1/2046	205	207
[6]	Irvine Ranch Water District Special Assessment Revenue VRDO	1.100%	3/2/2026	3,800	3,800
[6]	Irvine Ranch Water District Water Revenue VRDO	1.050%	3/2/2026	7,025	7,025
	Kern Community College District GO	5.250%	8/1/2038	50	58
	Lakeside San Diego County Union School District GO	0.000%	8/1/2035	910	699
	Lakeside San Diego County Union School District GO	0.000%	8/1/2050	85	29
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2046	1,360	1,315
	Lodi CA Unified School District GO	3.000%	8/1/2043	135	117
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2047	130	132
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2049	825	857
	Long Beach Community College District GO	5.000%	8/1/2027	485	508
	Long Beach Community College District GO	4.000%	8/1/2045	315	315
	Long Beach Community College District GO	5.000%	8/1/2052	625	668
[2]	Long Beach Community College District GO, 4.750% coupon rate effective 8/1/2032	0.000%	8/1/2049	200	142
	Long Beach Unified School District GO	4.000%	8/1/2030	285	287
	Long Beach Unified School District GO	3.000%	8/1/2032	100	100
	Long Beach Unified School District GO	0.000%	8/1/2038	100	59
	Long Beach Unified School District GO	3.000%	8/1/2047	495	396
	Long Beach Unified School District GO	3.000%	8/1/2048	300	238
	Long Beach Unified School District GO	4.000%	8/1/2048	900	889
	Long Beach Unified School District GO	3.000%	8/1/2050	885	683
	Long Beach Unified School District GO	4.000%	8/1/2050	200	195
	Long Beach Unified School District GO	4.000%	8/1/2053	1,440	1,390
	Los Angeles CA Community College District GO	5.000%	6/1/2026	1,185	1,194
	Los Angeles CA Community College District GO	5.000%	8/1/2026	515	521
	Los Angeles CA Community College District GO	5.000%	8/1/2026	2,005	2,030
	Los Angeles CA Community College District GO	5.000%	8/1/2026	450	456
	Los Angeles CA Community College District GO	5.000%	8/1/2026	140	142
	Los Angeles CA Community College District GO	5.000%	8/1/2026	1,500	1,518
	Los Angeles CA Community College District GO	5.000%	8/1/2026	135	137
	Los Angeles CA Community College District GO	5.000%	8/1/2027	830	868
	Los Angeles CA Community College District GO	5.000%	8/1/2027	495	518
	Los Angeles CA Community College District GO	5.000%	8/1/2027	285	298
	Los Angeles CA Community College District GO	5.000%	8/1/2027	280	293
	Los Angeles CA Community College District GO	5.000%	8/1/2027	2,000	2,092
	Los Angeles CA Community College District GO	5.000%	8/1/2028	870	939
	Los Angeles CA Community College District GO	5.000%	8/1/2028	595	642
	Los Angeles CA Community College District GO	5.000%	8/1/2028	2,350	2,537
	Los Angeles CA Community College District GO	5.000%	8/1/2028	500	540
	Los Angeles CA Community College District GO	5.000%	8/1/2029	795	884
	Los Angeles CA Community College District GO	5.000%	8/1/2029	1,165	1,295
	Los Angeles CA Community College District GO	5.000%	8/1/2029	610	678
	Los Angeles CA Community College District GO	5.000%	8/1/2029	1,000	1,111
	Los Angeles CA Community College District GO	5.000%	8/1/2030	600	685
	Los Angeles CA Community College District GO	5.000%	8/1/2030	235	268
	Los Angeles CA Community College District GO	5.000%	8/1/2030	1,285	1,468
	Los Angeles CA Community College District GO	5.000%	8/1/2030	1,000	1,142
	Los Angeles CA Community College District GO	5.000%	8/1/2031	865	1,011
	Los Angeles CA Community College District GO	5.000%	8/1/2031	2,720	3,180
	Los Angeles CA Community College District GO	5.000%	8/1/2032	2,950	3,524
	Los Angeles CA Community College District GO	5.000%	8/1/2033	790	961
	Los Angeles CA Community College District GO	5.000%	8/1/2034	155	191
	Los Angeles CA Community College District GO	5.000%	8/1/2035	10	12
	Los Angeles CA Community College District GO	4.000%	8/1/2036	10	10
	Los Angeles CA Community College District GO	5.000%	8/1/2036	55	56
	Los Angeles CA Community College District GO	5.000%	8/1/2036	360	420
	Los Angeles CA Community College District GO	4.000%	8/1/2037	125	125
	Los Angeles CA Community College District GO	5.000%	8/1/2037	45	52
	Los Angeles CA Community College District GO	4.000%	8/1/2038	810	812
	Los Angeles CA Community College District GO	4.000%	8/1/2038	585	586
	Los Angeles CA Community College District GO	5.000%	8/1/2038	335	398
	Los Angeles CA Community College District GO	3.000%	8/1/2039	445	439
	Los Angeles CA Community College District GO	3.000%	8/1/2039	100	99
	Los Angeles CA Community College District GO	4.000%	8/1/2039	500	505
	Los Angeles CA Community College District GO	4.000%	8/1/2041	745	750
	Los Angeles CA General Fund Revenue	5.000%	6/30/2026	1,130	1,141

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Miscellaneous Revenue TRAN	5.000%	6/25/2026	1,000	1,009
Los Angeles CA Solid Waste Resources Recovery Revenue	3.000%	2/1/2033	425	429
Los Angeles CA Solid Waste Resources Recovery Revenue	5.000%	2/1/2037	30	35
Los Angeles CA Solid Waste Resources Recovery Revenue	5.000%	2/1/2038	110	128
Los Angeles CA Unified School District COP	5.000%	10/1/2026	340	346
Los Angeles CA Unified School District COP	5.000%	10/1/2029	10	11
Los Angeles CA Unified School District COP	5.000%	10/1/2030	10	11
Los Angeles CA Unified School District COP	5.000%	10/1/2031	40	46
Los Angeles CA Unified School District COP	5.000%	10/1/2032	100	118
Los Angeles CA Unified School District COP	5.000%	10/1/2033	100	120
Los Angeles CA Unified School District COP	5.000%	10/1/2034	220	265
Los Angeles CA Unified School District COP	5.000%	10/1/2035	215	256
Los Angeles CA Unified School District COP	5.000%	10/1/2036	355	416
Los Angeles CA Unified School District COP	5.000%	10/1/2037	85	98
Los Angeles CA Unified School District COP	5.000%	10/1/2038	5	6
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2026	500	509
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2029	15	17
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2030	15	17
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2031	60	70
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2032	150	178
Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2033	150	181
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	315	380
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	315	380
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	520	628
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	115	139
Los Angeles CA Unified School District COP, Prere.	5.000%	10/1/2033	655	791
Los Angeles CA Unified School District GO	5.000%	7/1/2026	405	406
Los Angeles CA Unified School District GO	5.000%	7/1/2026	1,770	1,789
Los Angeles CA Unified School District GO	5.000%	7/1/2026	555	561
Los Angeles CA Unified School District GO	5.000%	7/1/2026	225	227
Los Angeles CA Unified School District GO	5.000%	7/1/2026	145	147
Los Angeles CA Unified School District GO	5.000%	7/1/2026	3,460	3,498
Los Angeles CA Unified School District GO	5.000%	7/1/2026	530	536
Los Angeles CA Unified School District GO	5.000%	7/1/2026	140	142
Los Angeles CA Unified School District GO	5.000%	7/1/2026	370	374
Los Angeles CA Unified School District GO	5.000%	7/1/2027	920	930
Los Angeles CA Unified School District GO	5.000%	7/1/2027	1,335	1,394
Los Angeles CA Unified School District GO	5.000%	7/1/2027	380	397
Los Angeles CA Unified School District GO	5.000%	7/1/2027	60	63
Los Angeles CA Unified School District GO	5.000%	7/1/2027	490	512
Los Angeles CA Unified School District GO	5.000%	7/1/2027	275	287
Los Angeles CA Unified School District GO	5.000%	7/1/2027	1,500	1,566
Los Angeles CA Unified School District GO	5.000%	7/1/2027	150	157
Los Angeles CA Unified School District GO	5.000%	7/1/2027	50	52
Los Angeles CA Unified School District GO	5.000%	7/1/2027	755	788
Los Angeles CA Unified School District GO	5.000%	7/1/2028	1,250	1,323
Los Angeles CA Unified School District GO	5.000%	7/1/2028	2,030	2,181
Los Angeles CA Unified School District GO	5.000%	7/1/2028	445	478
Los Angeles CA Unified School District GO	5.000%	7/1/2028	575	581
Los Angeles CA Unified School District GO	5.000%	7/1/2028	1,305	1,402
Los Angeles CA Unified School District GO	5.000%	7/1/2028	255	274
Los Angeles CA Unified School District GO	5.000%	7/1/2028	280	301
Los Angeles CA Unified School District GO	5.000%	7/1/2028	245	263
Los Angeles CA Unified School District GO	5.000%	7/1/2028	450	483
Los Angeles CA Unified School District GO	5.000%	7/1/2028	225	242
Los Angeles CA Unified School District GO	2.000%	7/1/2029	1,000	982
Los Angeles CA Unified School District GO	5.000%	7/1/2029	745	823
Los Angeles CA Unified School District GO	5.000%	7/1/2029	85	90
Los Angeles CA Unified School District GO	5.000%	7/1/2029	190	210
Los Angeles CA Unified School District GO	5.000%	7/1/2029	240	265
Los Angeles CA Unified School District GO	5.000%	7/1/2029	3,775	4,172
Los Angeles CA Unified School District GO	5.000%	7/1/2029	160	177
Los Angeles CA Unified School District GO	5.000%	7/1/2029	450	497
Los Angeles CA Unified School District GO	5.000%	7/1/2029	455	503
Los Angeles CA Unified School District GO	5.000%	7/1/2029	180	199
Los Angeles CA Unified School District GO	5.000%	7/1/2030	650	717
Los Angeles CA Unified School District GO	5.000%	7/1/2030	795	803
Los Angeles CA Unified School District GO	5.000%	7/1/2030	550	581
Los Angeles CA Unified School District GO	5.000%	7/1/2030	420	476
Los Angeles CA Unified School District GO	5.000%	7/1/2030	220	249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	210	238
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	1,995	2,262
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	360	408
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	365	414
	Los Angeles CA Unified School District GO	5.000%	7/1/2030	60	68
	Los Angeles CA Unified School District GO	3.000%	7/1/2031	680	681
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	60	66
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	320	338
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	1,800	2,089
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	495	575
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	155	180
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	100	115
	Los Angeles CA Unified School District GO	3.000%	7/1/2032	1,680	1,681
	Los Angeles CA Unified School District GO	4.000%	7/1/2032	295	319
	Los Angeles CA Unified School District GO	4.000%	7/1/2032	75	82
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	10	12
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	75	85
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	265	279
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	870	953
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	1,175	1,327
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	5,480	6,499
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	60	71
	Los Angeles CA Unified School District GO	4.000%	7/1/2033	510	549
	Los Angeles CA Unified School District GO	4.000%	7/1/2033	240	254
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	300	338
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	1,075	1,257
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	385	405
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	395	445
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	915	1,107
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	5,800	7,016
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	75	90
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	1,630	1,972
	Los Angeles CA Unified School District GO	3.000%	1/1/2034	90	91
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	55	67
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	5,695	7,002
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	10	12
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	445	518
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	30	32
	Los Angeles CA Unified School District GO	3.000%	7/1/2035	140	141
	Los Angeles CA Unified School District GO	4.000%	7/1/2035	485	517
	Los Angeles CA Unified School District GO	5.000%	7/1/2035	785	879
	Los Angeles CA Unified School District GO	5.000%	7/1/2035	100	121
	Los Angeles CA Unified School District GO	5.000%	7/1/2035	180	209
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	175	185
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	500	529
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	445	480
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	1,110	1,163
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/2036	50	52
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	810	970
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	200	244
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	500	616
	Los Angeles CA Unified School District GO	4.000%	7/1/2037	260	273
	Los Angeles CA Unified School District GO	4.000%	7/1/2037	130	139
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	195	204
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	120	140
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	25	30
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	5	6
	Los Angeles CA Unified School District GO	3.000%	7/1/2038	35	34
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	125	131
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	1,730	1,808
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	225	238
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	1,025	1,071
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	110	127
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	55	65
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	700	836
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	335	348
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	250	291
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	2,125	2,517
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	500	597
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	830	991

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	4.000%	7/1/2040	30	31
Los Angeles CA Unified School District GO	4.000%	7/1/2040	140	145
Los Angeles CA Unified School District GO	4.000%	7/1/2040	955	955
Los Angeles CA Unified School District GO	5.000%	7/1/2040	215	252
Los Angeles CA Unified School District GO	5.000%	7/1/2040	500	590
Los Angeles CA Unified School District GO	5.250%	7/1/2040	170	199
Los Angeles CA Unified School District GO	4.000%	7/1/2041	1,555	1,613
Los Angeles CA Unified School District GO	5.000%	7/1/2041	95	107
Los Angeles CA Unified School District GO	5.000%	7/1/2041	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/2041	470	548
Los Angeles CA Unified School District GO	5.000%	7/1/2042	10	11
Los Angeles CA Unified School District GO	5.000%	7/1/2042	980	1,129
Los Angeles CA Unified School District GO	5.250%	7/1/2042	3,410	3,558
Los Angeles CA Unified School District GO	5.250%	7/1/2042	180	208
Los Angeles CA Unified School District GO	5.250%	7/1/2042	5	5
Los Angeles CA Unified School District GO	5.000%	7/1/2043	200	225
Los Angeles CA Unified School District GO	5.000%	7/1/2043	1,035	1,180
Los Angeles CA Unified School District GO	4.000%	7/1/2044	1,755	1,772
Los Angeles CA Unified School District GO	4.000%	7/1/2044	1,095	1,105
Los Angeles CA Unified School District GO	5.000%	7/1/2044	1,565	1,756
Los Angeles CA Unified School District GO	5.000%	7/1/2044	425	479
Los Angeles CA Unified School District GO	3.000%	7/1/2045	320	266
Los Angeles CA Unified School District GO	5.000%	7/1/2045	980	1,085
Los Angeles CA Unified School District GO	2.625%	7/1/2046	50	38
Los Angeles CA Unified School District GO	5.250%	7/1/2047	520	564
Los Angeles CA Unified School District GO	5.250%	7/1/2048	3,030	3,306
Los Angeles CA Unified School District GO	4.000%	7/1/2049	1,050	1,037
Los Angeles CA Unified School District GO	5.000%	7/1/2049	1,630	1,757
Los Angeles CA Unified School District GO	5.250%	7/1/2049	1,740	1,904
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2026	255	257
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2026	50	50
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2027	730	759
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2027	500	520
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2027	1,000	1,040
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	310	332
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2028	105	113
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2029	205	226
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2029	655	681
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	455	516
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	725	754
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2030	5	6
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	185	192
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	480	557
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	240	249
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	505	599
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2032	250	297
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2033	430	520
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2033	50	61
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2034	1,070	1,314
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	1,085	1,349
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2038	500	606
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2040	250	296
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2041	950	1,111
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/2042	120	120
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2042	250	289
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	170	177
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	1,115	1,276
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2044	250	283
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	520	581
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2047	55	59
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2048	10	10
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2050	2,000	2,201
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/2052	915	878
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2055	1,560	1,662
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2049	630	677
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2054	935	992
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2057	1,090	1,155
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2043	75	79
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/2048	2,040	1,974
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2051	370	379

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Facilities Inc. Lease (Abatement) Revenue, Prere.	5.000%	12/1/2028	40	43
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2028	75	81
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2029	165	182
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2030	160	182
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2031	220	256
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2032	55	65
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2033	310	376
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2034	770	949
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2035	465	570
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2036	110	133
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2037	500	601
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2038	100	119
Los Angeles County Metropolitan Transportation Authority Sales Tax Intergovernmental Agreement Revenue	5.000%	6/1/2039	1,685	1,992
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2026	1,110	1,119
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2026	35	35
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2026	70	71
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2026	75	76
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	1,340	1,395
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2027	155	161
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/2027	25	25
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2027	175	183
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	130	131
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	1,010	1,083
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2028	345	371
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	290	312
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	400	431
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2028	340	354
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	1,225	1,234
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	1,480	1,634
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2029	150	166
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	215	224
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	270	299
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	290	302
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2029	5	5
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	310	351
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	45	51
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2030	230	232
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	360	375
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	240	250
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	200	228
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2030	40	43
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	100	101
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	190	220
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	1,530	1,730
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2031	725	844
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	300	350
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	620	646
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	305	327
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	130	131
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	360	406
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	35	42
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2032	130	151
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	520	541
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	1,015	1,086
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	10	12
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	245	247
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	1,245	1,402
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	905	939
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2033	100	116
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	865	924
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	165	201
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	180	187
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2034	475	521
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	250	280
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	160	166
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	540	576
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	45	54
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	625	666
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2035	175	191
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2035	885	989

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	140	149
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	1,545	1,636
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	370	402
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	145	146
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	615	684
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	220	228
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	85	90
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	260	274
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	290	313
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	465	516
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	35	35
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	600	622
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	1,005	1,064
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	105	109
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2038	1,250	1,336
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	145	150
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	75	79
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	265	274
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	3.500%	6/1/2039	10	10
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2039	1,000	1,060
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2039	115	116
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	20	23
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	230	238
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	280	295
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	90	93
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	70	72
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	230	257
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	10	10
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	185	206
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	385	395
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	430	441
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	1,000	1,108
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	1,635	1,712
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	210	229
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	520	560
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2030	10	11
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2034	40	49
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2035	150	184
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2036	250	309
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	250	303
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	1,210	1,210
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	105	117
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2041	875	972
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2041	930	1,095
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2041	180	213
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	275	303
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	150	172
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	500	582
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2043	1,850	1,875
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	575	609
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2044	90	103
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	800	802
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	910	966
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2046	825	826
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2047	125	137
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2049	25	26
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2049	645	719
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/2050	1,325	1,029
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2050	1,205	1,314
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/2051	1,700	1,185
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2053	200	189
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2053	145	156
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2053	65	71
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2054	710	767
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2054	675	744
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Long Beach Project Area)	4.000%	8/1/2040	175	175
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/2042	270	271
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2026	25	25
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	30	32

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	235	252
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	185	198
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2028	425	456
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2029	675	745
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2029	580	640
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	460	515
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	120	136
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	25	28
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	745	843
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2031	815	948
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	355	396
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	25	28
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2032	755	897
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	430	478
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	185	208
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	335	371
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	130	146
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	75	86
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	140	172
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2035	20	21
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	470	519
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	100	114
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2036	80	84
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	350	385
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	370	420
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	500	616
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	585	641
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	155	175
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	1,905	2,081
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	515	534
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	405	441
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	30	34
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	500	598
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	295	304
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	1,720	1,867
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	135	150
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	1,055	1,083
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	550	640
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	10	11
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	45	48
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	80	84
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	140	159
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	1,345	1,444
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	715	799
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	1,000	986
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	650	641
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	1,150	1,211
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	250	265
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	15	16
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	1,200	1,301
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2048	1,125	1,251
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2049	2,850	2,932
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2050	750	805
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2051	2,840	3,094
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2055	1,250	1,355
Los Angeles Department of Airports Port, Airport & Marina Revenue, Prere.	5.000%	5/15/2029	210	230
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	150	151
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	575	580
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	290	293
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	295	297
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	100	101
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	40	40
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2026	800	808
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	210	218
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	275	285
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	915	949
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	320	332
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	50	51
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,015	1,053
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	915	972

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	65	69
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	195	207
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	210	223
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	120	126
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,395	1,481
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	130	133
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	5,640	5,916
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	650	707
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	545	592
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	155	168
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	50	54
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	870	912
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,220	1,326
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	450	489
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,835	1,970
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	160	178
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	185	194
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,435	1,541
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	115	118
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	715	794
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	10	11
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	3,820	4,197
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	15	15
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	195	209
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	185	209
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,605	1,815
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	725	820
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	980	1,108
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	125	131
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	595	637
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	105	121
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	100	108
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	320	368
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	620	713
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	145	148
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,200	1,380
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	90	95
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	205	214
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	250	267
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	225	240
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	350	357
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	70	71
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	865	1,008
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,790	2,087
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	305	356
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,130	1,317
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	170	179
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	245	279
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	520	530
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,860	2,191
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	500	584
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,000	1,178
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	15	16
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	510	520
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	865	995
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	265	307
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	205	240
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,925	2,232
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	750	890
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	185	188
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	270	280
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	220	248
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	210	240
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	640	738
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	385	408
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	250	294
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	60	62
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	90	94
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	180	190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	50	55
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	185	207
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	965	1,096
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	485	547
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,410	1,612
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	370	393
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2037	2,250	2,292
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	210	217
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	120	132
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,825	2,057
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	45	47
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	855	970
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,005	1,163
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	285	298
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	605	649
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	530	577
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	670	735
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	515	580
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	635	715
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	730	827
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	245	276
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	500	572
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	3,110	3,327
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	255	277
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	635	698
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	285	311
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	660	716
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	205	229
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,250	1,424
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	740	794
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	60	65
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	500	547
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	565	614
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	770	853
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	310	345
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	550	609
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	515	574
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	500	566
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	895	913
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,550	1,569
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	800	840
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	715	777
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	725	784
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	945	1,039
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	560	616
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	165	182
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	200	221
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,565	1,757
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	335	361
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	140	150
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	190	207
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	120	131
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	100	110
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	345	378
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	355	391
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	250	277
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	2,100	2,184
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	115	124
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	420	456
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	90	98
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2044	250	280
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	1,155	1,190
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	200	209
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	305	322
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	120	129
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	500	540
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2045	400	443
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2046	525	507
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	885	929

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	1,265	1,322
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	600	648
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2046	400	440
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	1,480	1,490
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	375	401
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	600	645
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	415	430
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	1,030	1,049
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	175	184
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	405	429
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	1,310	1,342
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	765	784
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	185	194
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2049	50	51
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	710	729
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	550	577
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	1,505	1,582
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	1,240	1,279
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	920	946
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	1,340	1,382
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	400	420
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	235	243
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	1,125	1,162
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	450	470
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	750	786
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	340	353
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	945	991
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2053	105	111
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	365	380
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	405	422
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2054	470	499
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	250	262
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	1,120	1,171
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2056	750	799
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	430	434
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2026	40	40
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2027	125	128
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	650	675
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	1,830	1,989
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	155	165
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	505	561
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	385	428
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,150	1,300
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	80	85
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	435	500
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	45	52
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	330	379
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,385	1,593
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	245	258
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	745	869
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	75	87
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	250	275
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	615	647
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	960	1,112
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	2,585	2,837
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	550	648
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	305	320
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	115	127
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	820	943
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	365	426
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	60	63
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	90	92
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,120	1,251
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	650	708
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	725	817
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	725	836
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	120	139
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	370	376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	35	39
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	845	915
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	810	933
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	150	168
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	270	315
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	10	10
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	235	259
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	95	106
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	55	59
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	990	1,124
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	780	891
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	140	150
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	245	269
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	1,400	1,546
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	130	144
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	585	659
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	665	753
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	130	139
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,000	1,070
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	325	357
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	575	644
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	530	582
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	265	298
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,195	1,275
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	210	224
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	20	20
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	100	109
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	520	569
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	85	95
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	20	22
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	1,320	1,435
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	685	745
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	790	878
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	400	413
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	330	354
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	540	583
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	455	491
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	900	923
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	555	611
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	445	450
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	535	583
[4]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	1,000	1,103
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2044	300	304
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	470	491
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2047	1,440	1,380
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	880	914
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	740	777
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	315	332
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2048	195	198
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2049	1,480	1,413
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	340	356
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	1,080	1,143
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	175	180
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	1,400	1,449
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	115	119
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	245	257
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2053	540	570
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2055	255	267
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2026	185	189
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2027	590	601
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2028	485	494
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2029	1,130	1,150
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	505	514
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2031	3,025	3,076
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2032	940	955
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2033	2,460	2,478
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2034	1,460	1,469
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2035	150	184
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2035	655	658
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2036	500	608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2036	635	637
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2036	940	953
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2037	505	609
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2037	1,100	1,103
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2039	570	673
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	795	929
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2042	730	839
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	605	665
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2046	745	811
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2047	750	806
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.250%	5/1/2050	1,895	2,038
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2055	1,325	1,388
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.500%	5/1/2055	1,355	1,493
	Magnolia CA School District GO	0.000%	8/1/2036	50	34
	Manteca Unified School District GO	5.250%	8/1/2050	330	362
	Marin Community College District GO, Prere.	4.000%	2/15/2027	40	41
	Miracosta Community College District GO	4.000%	8/1/2045	175	177
	Modesto High School District GO	5.250%	8/1/2050	1,000	1,100
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.250%	10/1/2048	1,540	1,674
	Montebello Unified School District GO	5.000%	8/1/2041	535	540
[1]	Montebello Unified School District GO	5.000%	8/1/2044	10	11
	Montebello Unified School District GO	4.000%	8/1/2046	475	470
[1]	Montebello Unified School District GO	5.000%	8/1/2050	140	146
[1]	Moorpark Unified School District GO	0.000%	8/1/2042	100	51
[4]	Moreno Valley CA Unified School District GO	3.000%	8/1/2050	285	222
[4]	Moreno Valley CA Unified School District GO	5.000%	8/1/2050	500	532
[4]	Moreno Valley CA Unified School District GO	4.750%	8/1/2052	200	207
	Mount San Antonio Community College District GO	5.875%	8/1/2028	585	625
	Mount San Antonio Community College District GO	5.000%	8/1/2044	1,525	1,620
	Mount San Antonio Community College District GO	0.000%	8/1/2045	1,285	557
	Mount San Antonio Community College District GO	0.000%	8/1/2046	670	272
	Mount San Antonio Community College District GO	2.250%	8/1/2046	10	7
	Mount San Antonio Community College District GO	4.000%	8/1/2046	100	100
	Mount San Antonio Community College District GO	4.000%	8/1/2049	1,410	1,390
	Mount San Antonio Community College District GO	4.000%	8/1/2049	400	395
	Mount San Antonio Community College District GO	2.375%	8/1/2051	500	329
[2]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/2028	0.000%	8/1/2043	335	350
	Mount San Jacinto Community College District GO	4.000%	8/1/2043	2,620	2,630
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2045	1,000	993
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2050	330	313
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2055	105	98
	Mountain View-Whisman School District GO	4.250%	9/1/2045	280	284
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/2026	150	152
	Mt San Antonio Community College District GO	5.250%	8/1/2055	1,230	1,342
[1]	Napa Valley Unified School District GO	4.000%	8/1/2044	720	720
[1]	Natomas Unified School District GO	4.000%	8/1/2045	650	648
[1]	Natomas Unified School District GO	4.000%	8/1/2049	2,150	2,066
[1]	New Haven Unified School District GO	0.000%	8/1/2033	75	62
[1]	New Haven Unified School District GO	0.000%	8/1/2034	145	116
	Newport Mesa Unified School District GO	0.000%	8/1/2035	1,000	775
	Newport Mesa Unified School District GO	0.000%	8/1/2036	170	126
	Newport Mesa Unified School District GO	0.000%	8/1/2037	2,000	1,422
	Newport Mesa Unified School District GO	0.000%	8/1/2041	2,500	1,374
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2042	95	97
[3]	North Orange County CA Community College District GO	0.000%	8/1/2026	2,525	2,504
	North Orange County CA Community College District GO	3.000%	8/1/2040	160	148
	North Orange County CA Community College District GO	4.000%	8/1/2044	980	986
	North Orange County CA Community College District GO	4.000%	8/1/2047	990	983
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/2030	85	96
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/2031	315	366
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/2032	325	386
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2027	240	253
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2027	30	32
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2028	5	5
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2029	175	196
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2029	210	235
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2030	140	161
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2030	20	23
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2031	135	159
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2032	250	300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/2034	30	31
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2034	75	93
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2035	205	252
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2036	25	31
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2037	450	545
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2038	380	457
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2039	200	238
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2041	1,310	1,439
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2045	60	64
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2050	465	485
[1]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2038	250	156
	Novato CA Unified School District GO	2.375%	8/1/2045	460	340
	Oakland CA GO	3.250%	1/15/2040	255	249
	Oakland CA GO	3.250%	1/15/2044	600	536
	Oakland CA GO	2.500%	1/15/2047	1,000	718
	Oakland CA GO	3.000%	1/15/2050	115	88
	Oakland CA GO	5.500%	7/15/2053	270	292
	Oakland CA GO	5.500%	7/15/2053	180	195
	Oakland CA GO	5.000%	7/15/2055	505	533
	Ohlone Community College District GO	4.000%	8/1/2041	905	905
	Ohlone Community College District GO	4.000%	8/1/2045	60	60
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/2046	555	591
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2051	305	294
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	1,000	1,070
	Ontario Public Financing Authority Lease (Abatement) Revenue	4.500%	11/1/2055	500	504
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/2055	500	542
	Orange County CA Airport Port, Airport & Marina Revenue, Prere.	5.000%	7/1/2027	65	67
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2030	615	675
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2031	110	120
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2032	340	371
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2033	150	163
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2034	280	304
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2035	480	520
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2036	235	254
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2038	200	241
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2039	175	187
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2040	250	294
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2041	110	116
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2041	425	495
	Orange County Municipal Water District Water Facilities Corp. Water Revenue	4.000%	8/15/2041	760	763
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/2037	45	54
	Oxnard Union High School District GO	5.000%	8/1/2045	740	765
	Oxnard Union High School District GO	4.000%	8/1/2047	360	355
	Oxnard Union High School District GO, Prere.	5.000%	8/1/2026	50	51
	Palo Alto CA COP	2.000%	11/1/2039	270	221
	Palo Alto Unified School District GO	5.000%	8/1/2027	165	173
	Palo Alto Unified School District GO	5.000%	8/1/2028	140	151
	Palo Alto Unified School District GO	5.000%	8/1/2029	1,250	1,386
	Palo Alto Unified School District GO	3.250%	8/1/2042	300	289
	Palomar Community College District GO	4.000%	8/1/2045	650	650
	Palomar Community College District GO	5.250%	8/1/2045	850	870
	Palomar Community College District GO	4.000%	8/1/2046	50	50
[2]	Palomar Community College District GO, 6.375% coupon rate effective 8/1/2030	0.000%	8/1/2045	65	64
	Pasadena Area Community College District GO	5.000%	8/1/2048	200	212
	Pasadena Area Community College District GO	4.000%	8/1/2052	740	719
	Pasadena CA (Central Library Project) GO	5.000%	9/1/2054	500	535
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2041	400	218
	Pasadena Unified School District GO	5.000%	8/1/2027	500	523
	Pasadena Unified School District GO	5.000%	8/1/2028	415	447
	Pasadena Unified School District GO	4.000%	8/1/2035	140	141
	Pasadena Unified School District GO	3.000%	8/1/2036	235	233
	Pasadena Unified School District GO	5.250%	8/1/2045	400	455
	Pasadena Unified School District GO	5.250%	8/1/2046	300	337
	Pasadena Unified School District GO	5.250%	8/1/2047	300	334
	Pasadena Unified School District GO	5.250%	8/1/2050	480	526
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/2047	10	11
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/2051	85	89
	Peralta Community College District GO	5.000%	8/1/2026	2,250	2,278
	Peralta Community College District GO	5.000%	8/1/2031	950	1,106
	Peralta Community College District GO	5.000%	8/1/2038	5	6

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Peralta Community College District GO	5.000%	8/1/2039	200	239
	Peralta Community College District GO	5.250%	8/1/2042	615	692
	Peralta Community College District GO	5.000%	8/1/2050	500	535
	Peralta Community College District GO	5.500%	8/1/2052	715	770
	Peralta Community College District GO	5.000%	8/1/2054	1,000	1,062
[1]	Perris CA Union High School District GO	4.000%	9/1/2043	795	802
	Perris CA Union High School District GO	3.000%	9/1/2045	220	184
[1]	Perris CA Union High School District GO	4.000%	9/1/2048	1,110	1,089
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/2027	440	446
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/2028	95	96
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	9/1/2029	100	101
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2042	70	38
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2046	100	40
	Pleasanton Unified School District GO	4.000%	8/1/2048	465	454
	Pleasanton Unified School District GO	4.250%	8/1/2050	300	300
	Pleasanton Unified School District GO	5.000%	8/1/2050	500	535
	Pleasanton Unified School District GO	4.000%	8/1/2052	205	196
	Pleasanton Unified School District GO	4.500%	8/1/2052	10	10
	Pomona Unified School District GO	5.000%	8/1/2055	500	532
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/2026	50	50
	Port of Los Angeles Port, Airport & Marina Revenue, Prere.	4.000%	8/1/2026	1,050	1,059
[1]	Porterville CA Sewer COP	4.000%	9/15/2027	200	206
	Poway Unified School District GO	0.000%	8/1/2029	100	92
	Poway Unified School District GO	0.000%	8/1/2031	90	79
[1]	Poway Unified School District GO	0.000%	8/1/2031	505	443
	Poway Unified School District GO	0.000%	8/1/2033	535	439
	Poway Unified School District GO	0.000%	8/1/2033	1,000	821
	Poway Unified School District GO	0.000%	8/1/2034	1,670	1,327
	Poway Unified School District GO	0.000%	8/1/2035	285	218
	Poway Unified School District GO	0.000%	8/1/2036	20	15
	Poway Unified School District GO	0.000%	8/1/2037	1,750	1,226
	Poway Unified School District GO	0.000%	8/1/2038	500	335
	Poway Unified School District GO	0.000%	8/1/2040	300	184
	Poway Unified School District GO	0.000%	8/1/2041	190	110
	Poway Unified School District GO	0.000%	8/1/2046	2,205	913
	Poway Unified School District GO	0.000%	8/1/2051	3,185	1,025
[1]	Rancho Santiago Community College District GO	5.125%	9/1/2028	55	60
[1]	Rancho Santiago Community College District GO	5.125%	9/1/2029	175	195
[1]	Ravenswood CA City School District GO	0.000%	8/1/2048	1,245	427
	Redlands Unified School District GO	5.000%	7/1/2050	190	201
	Redlands Unified School District GO	5.000%	7/1/2054	285	300
[1]	Rialto Unified School District GO	0.000%	8/1/2036	250	169
	Rio Hondo CA Community College District GO	0.000%	8/1/2035	100	77
	Rio Hondo CA Community College District GO	0.000%	8/1/2036	945	695
	Rio Hondo CA Community College District GO	6.625%	8/1/2042	10	12
	Rio Hondo CA Community College District GO	6.850%	8/1/2042	285	362
	Rio Hondo CA Community College District GO	0.000%	8/1/2043	500	229
	Rio Hondo CA Community College District GO	0.000%	8/1/2045	3,000	1,217
	Rio Hondo CA Community College District GO	4.375%	8/1/2055	925	928
	Rio Hondo CA Community College District GO	5.250%	8/1/2055	650	702
[1]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2042	1,170	1,263
[1]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/2047	325	325
[1]	River Islands Public Financing Authority Special Tax Revenue	5.250%	9/1/2052	1,200	1,273
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2036	515	555
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2037	395	424
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2038	1,455	1,556
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2043	385	405
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2048	2,100	2,164
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2049	250	268
	Riverside Community College District GO	5.000%	8/1/2026	10	10
	Riverside Community College District GO	5.000%	8/1/2027	380	397
	Riverside Community College District GO	5.000%	8/1/2028	240	259
	Riverside Community College District GO	4.000%	8/1/2050	1,255	1,230
	Riverside Community College District GO	4.000%	8/1/2054	1,395	1,344
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2032	315	371
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2033	300	359
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2034	300	364
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2035	300	368
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2036	500	604
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2037	805	847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2038	205	216
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2039	350	368
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	550	559
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2043	25	12
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2046	600	562
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2047	2,800	2,581
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2049	1,180	898
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2026	365	368
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2027	25	26
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2028	85	90
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2030	230	243
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2031	680	717
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2032	795	838
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2033	170	179
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2034	305	321
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2035	220	231
	Riverside County Transportation Commission Sales Tax Revenue	4.000%	6/1/2036	200	204
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2037	730	764
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2038	65	68
	Riverside Unified School District GO	4.000%	8/1/2042	100	100
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2041	285	288
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/2047	300	303
	Sacramento CA City Unified School District GO	4.000%	5/1/2047	50	47
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/2049	1,505	1,450
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2050	1,580	1,688
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2050	1,090	1,164
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/2052	725	766
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2053	1,000	1,063
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/2053	355	393
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/2054	1,005	940
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2054	1,305	1,383
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/2054	535	590
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2043	30	31
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2043	15	16
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2048	2,075	2,133
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2048	340	349
[7]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/2030	1,065	1,182
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2040	300	353
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2041	1,900	2,194
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2043	305	345
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2044	100	112
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2049	70	75
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2049	90	98
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2054	1,000	1,052
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2054	740	793
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2028	60	65
	Sacramento Metropolitan Fire District GO	4.000%	8/1/2055	320	302
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2026	10	10
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2026	670	680
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2026	200	203
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2027	170	178
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2027	70	73
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2027	435	456
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2027	95	100
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	245	265
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	430	464
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	210	227
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	50	54
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2028	240	259
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2029	315	352
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2030	170	189
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2030	35	40
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2031	100	117
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2032	45	54
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2033	120	147
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2034	235	289
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2035	520	585
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2035	445	543
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2036	20	22
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2036	250	302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2037	1,350	1,469
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2037	990	1,101
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2038	550	609
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2039	250	270
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	9/15/2039	1,000	1,176
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2040	50	52
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2040	235	252
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	9/15/2040	1,000	1,161
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2041	645	690
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2045	1,060	1,065
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2048	555	594
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2049	750	805
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2050	5	5
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2053	1,435	1,519
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2054	1,565	1,663
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2030	1,020	1,145
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2031	2,715	3,103
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2032	1,065	1,251
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2029	100	111
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2030	185	211
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2031	10	12
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2032	55	66
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2033	75	91
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2034	70	85
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2036	5	6
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/2037	160	190
	Salinas Union High School District GO	5.000%	8/1/2048	745	804
[1]	San Bernardino City Unified School District GO	3.000%	8/1/2044	1,205	1,047
	San Bernardino Community College District GO	0.000%	8/1/2045	500	197
	San Bernardino Community College District GO	0.000%	8/1/2047	1,000	344
	San Bernardino Community College District GO	0.000%	8/1/2048	735	278
	San Bernardino Community College District GO	0.000%	8/1/2048	2,000	646
	San Bernardino Community College District GO	0.000%	8/1/2049	2,000	609
	San Bernardino Community College District GO	4.125%	8/1/2049	1,110	1,112
	San Bernardino Community College District GO	5.000%	8/1/2049	1,300	1,369
	San Bernardino Community College District GO	0.000%	8/1/2050	2,000	575
	San Bernardino Community College District GO, Prere.	3.000%	8/16/2027	110	112
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	1,365	1,408
	San Bernardino Community College District GO, Prere.	4.000%	8/16/2027	225	232
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2026	370	377
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/2027	245	257
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2042	100	102
	San Diego CA Unified School District GO	5.000%	7/1/2026	140	141
	San Diego CA Unified School District GO	5.000%	7/1/2026	160	162
	San Diego CA Unified School District GO	5.000%	7/1/2026	20	20
	San Diego CA Unified School District GO	5.000%	7/1/2026	2,000	2,021
[1]	San Diego CA Unified School District GO	5.500%	7/1/2026	150	152
	San Diego CA Unified School District GO	5.000%	7/1/2027	340	355
	San Diego CA Unified School District GO	5.000%	7/1/2027	2,445	2,549
[1]	San Diego CA Unified School District GO	5.500%	7/1/2027	800	841
	San Diego CA Unified School District GO	5.000%	7/1/2028	540	581
	San Diego CA Unified School District GO	5.000%	7/1/2028	50	54
	San Diego CA Unified School District GO	5.000%	7/1/2028	35	38
[1]	San Diego CA Unified School District GO	5.250%	7/1/2028	10	11
[1]	San Diego CA Unified School District GO	5.250%	7/1/2028	95	103
	San Diego CA Unified School District GO	0.000%	7/1/2029	65	60
	San Diego CA Unified School District GO	4.000%	7/1/2029	755	760
	San Diego CA Unified School District GO	5.000%	7/1/2029	195	197
	San Diego CA Unified School District GO	5.000%	7/1/2029	830	919
	San Diego CA Unified School District GO	5.000%	7/1/2029	75	83
	San Diego CA Unified School District GO	0.000%	7/1/2030	295	267
	San Diego CA Unified School District GO	0.000%	7/1/2030	370	335
	San Diego CA Unified School District GO	5.000%	7/1/2030	75	85
	San Diego CA Unified School District GO	5.000%	7/1/2030	150	171
	San Diego CA Unified School District GO	5.000%	7/1/2030	95	108
	San Diego CA Unified School District GO	0.000%	7/1/2031	450	397
	San Diego CA Unified School District GO	5.000%	7/1/2031	400	466
	San Diego CA Unified School District GO	5.000%	7/1/2031	170	198
	San Diego CA Unified School District GO	0.000%	7/1/2032	15	13
	San Diego CA Unified School District GO	4.000%	7/1/2032	220	221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	4.000%	7/1/2032	85	94
	San Diego CA Unified School District GO	5.000%	7/1/2032	205	244
	San Diego CA Unified School District GO	3.000%	7/1/2033	150	150
	San Diego CA Unified School District GO	4.000%	7/1/2033	130	131
	San Diego CA Unified School District GO	4.000%	7/1/2033	185	203
	San Diego CA Unified School District GO	5.000%	7/1/2034	330	408
	San Diego CA Unified School District GO	0.000%	7/1/2035	150	116
	San Diego CA Unified School District GO	0.000%	7/1/2036	145	107
	San Diego CA Unified School District GO	3.000%	7/1/2036	25	25
	San Diego CA Unified School District GO	4.000%	7/1/2036	85	90
	San Diego CA Unified School District GO	0.000%	7/1/2037	570	403
	San Diego CA Unified School District GO	3.000%	7/1/2037	425	426
	San Diego CA Unified School District GO	0.000%	7/1/2038	210	142
	San Diego CA Unified School District GO	3.000%	7/1/2038	1,000	998
	San Diego CA Unified School District GO	0.000%	7/1/2039	1,495	963
	San Diego CA Unified School District GO	3.000%	7/1/2039	50	49
	San Diego CA Unified School District GO	3.125%	7/1/2040	30	29
	San Diego CA Unified School District GO	5.000%	7/1/2040	340	391
	San Diego CA Unified School District GO	0.000%	7/1/2041	50	29
	San Diego CA Unified School District GO	5.000%	7/1/2041	55	64
	San Diego CA Unified School District GO	5.000%	7/1/2041	400	501
	San Diego CA Unified School District GO	0.000%	7/1/2042	45	25
	San Diego CA Unified School District GO	3.125%	7/1/2042	605	557
	San Diego CA Unified School District GO	5.000%	7/1/2042	85	95
	San Diego CA Unified School District GO	5.000%	7/1/2042	75	86
	San Diego CA Unified School District GO	5.000%	7/1/2042	535	662
	San Diego CA Unified School District GO	0.000%	7/1/2043	200	104
	San Diego CA Unified School District GO	5.000%	7/1/2043	370	414
	San Diego CA Unified School District GO	5.000%	7/1/2043	395	448
	San Diego CA Unified School District GO	0.000%	7/1/2044	3,385	1,659
	San Diego CA Unified School District GO	3.000%	7/1/2044	90	78
	San Diego CA Unified School District GO	4.000%	7/1/2044	640	643
	San Diego CA Unified School District GO	5.000%	7/1/2044	560	629
	San Diego CA Unified School District GO	0.000%	7/1/2045	250	115
	San Diego CA Unified School District GO	0.000%	7/1/2045	100	46
	San Diego CA Unified School District GO	2.000%	7/1/2045	895	625
	San Diego CA Unified School District GO	2.250%	7/1/2045	150	110
	San Diego CA Unified School District GO	4.000%	7/1/2045	5	5
	San Diego CA Unified School District GO	4.000%	7/1/2045	105	105
	San Diego CA Unified School District GO	4.000%	7/1/2046	1,720	1,723
	San Diego CA Unified School District GO	5.000%	7/1/2046	350	388
	San Diego CA Unified School District GO	5.000%	7/1/2046	10	11
	San Diego CA Unified School District GO	4.000%	7/1/2047	1,805	1,789
	San Diego CA Unified School District GO	4.250%	7/1/2047	10	10
	San Diego CA Unified School District GO	4.450%	7/1/2047	100	102
	San Diego CA Unified School District GO	5.000%	7/1/2047	350	384
	San Diego CA Unified School District GO	5.000%	7/1/2047	970	1,064
	San Diego CA Unified School District GO	3.250%	7/1/2048	470	393
	San Diego CA Unified School District GO	5.000%	7/1/2048	2,445	2,619
	San Diego CA Unified School District GO	5.000%	7/1/2048	110	118
	San Diego CA Unified School District GO	0.000%	7/1/2049	2,325	833
	San Diego CA Unified School District GO	4.000%	7/1/2049	430	423
	San Diego CA Unified School District GO	5.000%	7/1/2049	990	1,063
	San Diego CA Unified School District GO	2.300%	7/1/2050	45	29
	San Diego CA Unified School District GO	3.000%	7/1/2050	1,560	1,204
	San Diego CA Unified School District GO	4.000%	7/1/2050	2,225	2,174
	San Diego CA Unified School District GO	4.000%	7/1/2050	20	20
	San Diego CA Unified School District GO	4.125%	7/1/2050	1,210	1,205
	San Diego CA Unified School District GO	5.000%	7/1/2050	2,505	2,690
	San Diego CA Unified School District GO	4.000%	7/1/2051	50	49
	San Diego CA Unified School District GO	4.250%	7/1/2052	1,270	1,273
	San Diego CA Unified School District GO	4.550%	7/1/2052	550	560
	San Diego CA Unified School District GO	4.000%	7/1/2053	1,990	1,920
	San Diego CA Unified School District GO	4.000%	7/1/2053	1,925	1,858
	San Diego CA Unified School District GO	5.000%	7/1/2053	460	485
	San Diego CA Unified School District GO	4.000%	7/1/2054	1,720	1,655
	San Diego CA Unified School District GO	5.000%	7/1/2055	1,530	1,629
[2]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/2032	0.000%	7/1/2042	185	164
[2]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/2032	0.000%	7/1/2047	1,000	830
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2040	175	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2041	1,500	1,654
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2047	440	439
[2]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2048	140	138
	San Diego Community College District GO	5.000%	8/1/2027	340	344
	San Diego Community College District GO	5.000%	8/1/2027	155	162
	San Diego Community College District GO	5.000%	8/1/2028	295	299
	San Diego Community College District GO	5.000%	8/1/2030	90	103
	San Diego Community College District GO	3.000%	8/1/2034	340	340
	San Diego Community College District GO	4.000%	8/1/2042	260	271
	San Diego Community College District GO	5.000%	8/1/2042	115	134
	San Diego Community College District GO	4.000%	8/1/2043	145	149
	San Diego Community College District GO	5.000%	8/1/2043	40	46
	San Diego Community College District GO	5.000%	8/1/2045	110	123
	San Diego Community College District GO	4.000%	8/1/2050	1,855	1,809
	San Diego Community College District GO	5.000%	8/1/2055	2,725	2,910
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	500	504
	San Diego Community College District GO, Prere.	4.000%	8/1/2026	990	999
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	180	182
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	790	800
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	255	258
	San Diego Community College District GO, Prere.	5.000%	8/1/2026	220	223
	San Diego Community College District GO, Prere.	6.000%	8/1/2027	60	63
	San Diego County CA COP	5.000%	10/1/2048	1,040	1,109
	San Diego County CA COP	5.000%	10/1/2053	740	779
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2032	275	302
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	140	153
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	110	120
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	160	174
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	15	16
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2038	440	453
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	195	209
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,135	1,163
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	1,440	1,515
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	30	30
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2046	215	215
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2046	700	746
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	1,060	1,075
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2049	2,065	2,131
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2050	200	219
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	610	585
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2051	1,610	1,681
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/2055	750	814
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	2,220	2,092
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2056	2,000	2,073
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2026	240	241
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2028	225	240
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2029	30	33
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2030	495	560
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2031	660	765
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2031	250	290
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2032	130	154
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2033	1,000	1,209
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2034	30	36
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2034	500	615
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2035	40	48
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2035	500	624
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2036	250	316
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2037	155	183
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2040	250	302
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2041	1,440	1,444
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2042	250	295
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2045	1,565	1,669
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2046	250	280
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2048	435	436
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2048	180	189
	San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/2047	1,285	1,370
	San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/2052	1,695	1,779
	San Diego County Water Authority Water Revenue	5.000%	5/1/2028	660	703
	San Diego County Water Authority Water Revenue	5.000%	5/1/2028	300	300
	San Diego County Water Authority Water Revenue	5.000%	5/1/2030	350	396

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego County Water Authority Water Revenue	5.000%	5/1/2030	110	124
San Diego County Water Authority Water Revenue	5.000%	5/1/2031	80	93
San Diego County Water Authority Water Revenue	5.000%	5/1/2031	135	156
San Diego County Water Authority Water Revenue	5.000%	5/1/2032	45	52
San Diego County Water Authority Water Revenue	4.000%	5/1/2033	95	104
San Diego County Water Authority Water Revenue	4.000%	5/1/2034	40	44
San Diego County Water Authority Water Revenue	4.000%	5/1/2035	220	239
San Diego County Water Authority Water Revenue	4.000%	5/1/2036	90	97
San Diego County Water Authority Water Revenue	4.000%	5/1/2037	185	198
San Diego County Water Authority Water Revenue	4.000%	5/1/2038	15	16
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2045	315	317
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2047	560	601
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2047	1,815	1,894
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2048	1,520	1,667
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	110	118
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	3.000%	8/1/2049	1,235	975
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2049	90	98
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2052	730	767
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2052	1,240	1,207
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	1,205	1,280
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2055	500	533
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2028	70	76
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2030	400	458
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2031	500	586
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2033	150	182
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2034	520	642
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2036	250	310
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2037	250	306
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2038	290	352
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2042	500	576
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2043	300	341
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2044	55	62
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2046	500	546
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2050	500	534
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	1,340	1,449
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2046	85	89
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2048	250	245
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2049	290	310
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2050	1,155	1,116
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/2052	740	789
San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2054	380	401
San Diego Public Facilities Financing Authority Sewer Revenue	4.000%	5/15/2026	120	120
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2027	195	196
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2029	440	443
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2031	55	55
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2032	40	40
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2033	60	60
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2034	545	548
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2035	390	392
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2036	100	101
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2037	320	322
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2038	55	55
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/2039	100	100
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2026	1,115	1,130
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2027	695	704
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2028	505	511
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2033	430	435
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2034	105	106
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2035	255	258
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2036	390	394
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2037	75	76
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2026	710	720
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2026	735	745
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2027	100	105
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2028	140	151
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2029	205	228
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2029	75	83
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2030	300	333
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2030	215	245
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2030	175	199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2032	500	595
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2035	285	299
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	170	186
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	1,635	2,047
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	300	376
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2036	45	45
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2036	300	372
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2037	75	75
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2037	180	183
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2037	1,255	1,537
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2037	235	244
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	135	133
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	315	310
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2038	45	55
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2039	155	175
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2039	620	744
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2040	285	218
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	2,245	2,669
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2041	45	53
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2042	250	251
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2042	300	349
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	1,280	1,467
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2044	765	771
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2044	685	774
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2045	1,045	1,049
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	1,200	1,338
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2046	245	161
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2047	1,135	1,118
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2047	775	789
	San Francisco Bay Area Rapid Transit District GO	5.250%	8/1/2047	575	619
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2049	160	125
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	2,805	2,169
[1]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	500	390
	San Francisco Bay Area Rapid Transit District GO	4.250%	8/1/2052	2,625	2,620
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2032	85	87
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2036	425	431
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2037	360	364
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2038	540	545
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2039	995	1,004
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	250	217
	San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/2032	70	71
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	4/1/2045	100	100
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2047	885	924
	San Francisco CA City & County COP	5.000%	4/1/2026	500	501
	San Francisco CA City & County COP	5.000%	4/1/2030	500	563
	San Francisco CA City & County COP	5.000%	4/1/2032	500	589
	San Francisco CA City & County COP	5.000%	4/1/2034	1,000	1,219
	San Francisco CA City & County COP	5.000%	4/1/2035	1,000	1,235
	San Francisco CA City & County COP	5.000%	4/1/2037	500	606
	San Francisco CA City & County COP	5.000%	4/1/2038	200	240
	San Francisco CA City & County COP	4.000%	4/1/2039	500	504
	San Francisco CA City & County COP	5.000%	4/1/2039	400	477
	San Francisco CA City & County COP	5.000%	4/1/2040	300	355
	San Francisco CA City & County COP	5.000%	4/1/2041	500	583
	San Francisco CA City & County GO	5.000%	6/15/2026	260	262
	San Francisco CA City & County GO	5.000%	6/15/2026	225	227
	San Francisco CA City & County GO	5.000%	6/15/2027	325	338
	San Francisco CA City & County GO	5.000%	6/15/2027	85	89
	San Francisco CA City & County GO	5.000%	6/15/2028	60	64
	San Francisco CA City & County GO	5.000%	6/15/2028	285	306
	San Francisco CA City & County GO	5.000%	6/15/2029	245	271
	San Francisco CA City & County GO	5.000%	6/15/2029	870	935
	San Francisco CA City & County GO	5.000%	6/15/2029	1,010	1,117
	San Francisco CA City & County GO	5.000%	6/15/2030	230	261
	San Francisco CA City & County GO	5.000%	6/15/2030	290	312
	San Francisco CA City & County GO	5.000%	6/15/2030	375	426
	San Francisco CA City & County GO	5.000%	6/15/2031	325	349
	San Francisco CA City & County GO	5.000%	6/15/2031	95	111
	San Francisco CA City & County GO	5.000%	6/15/2031	225	262
	San Francisco CA City & County GO	4.000%	6/15/2032	5	5

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco CA City & County GO	5.000%	6/15/2032	155	184
San Francisco CA City & County GO	5.000%	6/15/2032	300	356
San Francisco CA City & County GO	5.000%	6/15/2033	255	302
San Francisco CA City & County GO	5.000%	6/15/2033	105	127
San Francisco CA City & County GO	5.000%	6/15/2034	280	345
San Francisco CA City & County GO	5.000%	6/15/2035	100	122
San Francisco CA City & County GO	2.000%	6/15/2039	175	142
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	180	184
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	35	36
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	250	255
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2026	500	510
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	340	347
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	10	11
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	355	374
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2027	175	184
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	465	474
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2028	155	163
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2029	10	10
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2029	495	521
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2029	5	6
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2030	205	235
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2030	245	258
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2030	575	660
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2031	100	118
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2031	205	241
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2031	520	611
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	130	136
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	195	234
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	15	15
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	245	294
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2032	500	600
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2033	345	421
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2034	215	225
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2034	160	194
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2034	2,180	2,705
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	1,095	1,321
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	250	311
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2035	500	628
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2036	520	523
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	170	204
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	250	308
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2036	50	62
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2038	110	119
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2038	77	91
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2038	10	12
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2039	3,690	3,698
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	275	322
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	205	263
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	40	42
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	500	538
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	700	897
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2041	940	988
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	35	40
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2045	95	101
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2048	1,045	1,147
San Francisco CA Public Utilities Commission Water Revenue	3.000%	11/1/2050	1,050	809
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	85	83
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	1,395	1,356
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2050	200	208
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2050	300	305
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2051	420	452
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2052	915	986
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2055	2,700	2,882
San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	1,100	1,198
San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2045	250	280
San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	500	552
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2026	265	266

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2026	505	507
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2026	1,010	1,015
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2027	70	72
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2027	90	93
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2028	135	144
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2028	70	75
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2030	135	149
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2031	60	66
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2031	70	81
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	150	165
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2032	160	184
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2033	165	181
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	185	202
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	125	143
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	50	54
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	190	216
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	20	22
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	100	113
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2037	940	1,017
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2038	30	31
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2038	175	189
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2039	150	161
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2042	50	57
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	70	78
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2044	165	185
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	1,130	1,132
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2047	3,585	3,636
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2048	2,300	2,357
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2048	180	196
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2049	1,530	1,580
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2049	350	374
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2050	1,835	1,887
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2052	1,000	957
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2052	2,255	2,360
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2053	135	144
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue (San Francisco Airport Commission Project)	5.000%	5/1/2029	5	6
San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2026	730	734

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/2048	55	59
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/2051	665	643
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/2051	585	565
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/2053	570	600
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2026	800	815
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2028	1,275	1,382
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2029	270	301
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2029	110	123
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2030	345	395
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2031	530	622
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2031	75	88
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2032	255	305
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2033	180	215
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2034	1,600	1,900
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2034	10	12
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2035	145	171
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2036	400	469
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2037	120	139
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2038	235	272
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2038	70	84
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2039	10	11
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2039	380	452
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2040	50	59
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.250%	10/1/2040	110	127
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2041	75	85
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2042	2,070	2,070
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2042	345	399
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.250%	10/1/2042	175	200
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2043	790	793
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	1,010	1,047
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	900	987
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	225	257
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2044	675	736
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2045	965	1,076
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2046	200	194
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2046	165	176
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2048	775	762
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2049	90	88
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2049	540	584
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2050	340	331
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2051	475	459
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	2,805	2,984
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	240	255
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	2,240	2,369
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/2026	2,400	2,388
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/2028	5	5
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	10/1/2032	60	71
[3]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2041	40	40
[4]	San Francisco Community College District GO	5.000%	6/15/2026	300	303
	San Francisco Community College District GO	2.250%	6/15/2045	325	225
	San Francisco Community College District GO	3.000%	6/15/2045	790	663
	San Francisco Community College District GO	4.000%	6/15/2045	210	210
[4]	San Francisco Community College District GO	5.250%	6/15/2049	1,470	1,588
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/2027	265	270
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/2028	85	87
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/2029	210	214
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2030	210	211
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2031	85	85
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2032	175	175
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2033	360	360
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2034	245	245
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2046	570	559
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2046	700	689
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2051	810	769
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/2051	45	47
	San Francisco Unified School District GO	5.000%	6/15/2026	880	887
	San Francisco Unified School District GO	5.000%	6/15/2026	1,000	1,009
	San Francisco Unified School District GO	5.000%	6/15/2027	495	514
	San Francisco Unified School District GO	4.000%	6/15/2033	5,000	5,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Unified School District GO	4.000%	6/15/2034	35	35
	San Francisco Unified School District GO	3.500%	6/15/2035	100	100
	San Francisco Unified School District GO	5.000%	6/15/2038	225	245
	San Francisco Unified School District GO	3.000%	6/15/2039	1,325	1,281
	San Francisco Unified School District GO	5.000%	6/15/2039	55	60
	San Francisco Unified School District GO	3.000%	6/15/2040	940	886
	San Francisco Unified School District GO	5.000%	6/15/2041	235	252
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	4.000%	3/1/2041	965	967
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2028	10	10
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	285	239
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/2033	505	568
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	580	615
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	15	16
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2036	125	90
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/2049	325	325
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2050	725	681
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2027	225	221
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/2028	170	164
	San Jose CA GO	5.000%	9/1/2028	55	59
	San Jose CA GO	5.000%	9/1/2029	210	230
	San Jose CA GO	5.000%	9/1/2030	100	109
	San Jose CA GO	5.000%	9/1/2031	35	38
	San Jose CA GO	5.000%	9/1/2032	435	474
	San Jose CA GO	5.000%	9/1/2033	150	163
	San Jose CA GO	5.000%	9/1/2034	180	195
	San Jose CA GO	5.000%	9/1/2047	100	104
	San Jose Evergreen Community College District GO	3.000%	9/1/2041	65	62
	San Jose Evergreen Community College District GO	4.000%	9/1/2042	25	26
	San Jose Evergreen Community College District GO	4.000%	9/1/2045	585	592
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2047	1,000	1,074
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2052	610	646
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2026	185	187
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2027	480	500
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2034	370	384
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2035	705	730
	San Jose Unified School District GO	2.125%	8/1/2038	175	147
	San Jose Unified School District GO	5.250%	8/1/2050	400	438
	San Juan Unified School District GO	5.000%	8/1/2026	170	172
	San Juan Unified School District GO	5.000%	8/1/2027	10	10
	San Juan Unified School District GO	4.000%	8/1/2029	765	771
	San Juan Unified School District GO	4.000%	8/1/2030	525	529
	San Juan Unified School District GO	4.000%	8/1/2046	100	100
	San Juan Unified School District GO	4.000%	8/1/2049	735	722
	San Luis Coastal Unified School District GO	4.000%	8/1/2046	500	503
	San Luis Coastal Unified School District GO	5.000%	8/1/2050	25	26
[4]	San Luis Obispo County Financing Authority Water Revenue	4.000%	9/1/2038	100	100
	San Marcos Unified School District GO	4.000%	8/1/2038	175	177
	San Marcos Unified School District GO	5.250%	8/1/2050	1,580	1,724
	San Marcos Unified School District GO	0.000%	8/1/2051	1,380	448
	San Marcos Unified School District GO	5.250%	8/1/2055	465	504
	San Mateo CA Foster City School District GO	4.000%	8/1/2051	455	446
[3]	San Mateo County Community College District GO	0.000%	9/1/2027	105	102
[3]	San Mateo County Community College District GO	0.000%	9/1/2030	50	45
[3]	San Mateo County Community College District GO	0.000%	9/1/2032	125	107
[3]	San Mateo County Community College District GO	0.000%	9/1/2034	175	140
[3]	San Mateo County Community College District GO	0.000%	9/1/2036	195	144
	San Mateo County Community College District GO	5.000%	9/1/2045	1,835	1,907
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/2032	115	137
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/2033	75	91
	San Mateo Foster City CA School District GO	2.500%	8/1/2046	100	73
	San Mateo Foster City CA School District GO	4.000%	8/1/2048	230	230
	San Mateo Foster City CA School District GO	2.500%	8/1/2051	20	13
	San Mateo Foster City CA School District GO	5.000%	8/1/2051	500	530
[2]	San Mateo Foster City CA School District GO, 6.625% coupon rate effective 8/1/2026	0.000%	8/1/2042	1,305	1,490
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2044	1,015	1,018
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/2049	320	332
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2046	370	302
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/2055	50	32
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/2052	545	520
[3]	San Mateo Union High School District GO	0.000%	9/1/2026	1,000	990

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/2028	0.000%	9/1/2041	1,970	2,207
[2]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/2034	0.000%	9/1/2046	100	80
[2]	San Mateo Union High School District GO, 7.000% coupon rate effective 9/1/2034	0.000%	7/1/2051	515	400
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2045	1,205	1,256
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2049	440	441
	Santa Barbara Finance Authority Lease (Abatement) Revenue (Public Safety & Park Projects)	4.000%	5/15/2054	210	198
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	2,005	1,154
	Santa Barbara Secondary High School District GO	0.000%	8/1/2041	220	128
	Santa Clara County CA GO	5.000%	8/1/2031	345	359
	Santa Clara County CA GO	5.000%	8/1/2032	65	68
	Santa Clara County CA GO	3.000%	8/1/2035	405	406
	Santa Clara County CA GO	3.000%	8/1/2036	245	245
	Santa Clara County CA GO	3.250%	8/1/2039	310	306
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/2032	90	90
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/2034	55	55
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/2035	165	165
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2037	200	198
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/2037	910	896
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	4/1/2043	745	750
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/2045	810	807
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/2047	810	672
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/2049	655	529
[5]	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.125%	11/1/2055	1,000	977
	Santa Clara Unified School District GO	4.000%	7/1/2028	180	190
	Santa Clara Unified School District GO	5.000%	7/1/2031	50	58
	Santa Clara Unified School District GO	4.000%	7/1/2032	275	311
	Santa Clara Unified School District GO	3.000%	7/1/2034	585	586
	Santa Clara Unified School District GO	3.000%	7/1/2035	170	170
	Santa Clara Unified School District GO	3.000%	7/1/2036	120	120
	Santa Clara Unified School District GO	4.000%	7/1/2041	2,565	2,569
	Santa Clara Unified School District GO	3.500%	7/1/2042	200	197
	Santa Clara Unified School District GO	3.250%	7/1/2044	845	762
	Santa Clara Unified School District GO	4.000%	7/1/2048	200	199
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2026	150	150
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2027	150	155
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2028	435	465
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2029	350	385
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2030	15	17
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2031	185	215
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2032	20	24
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2033	620	750
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2034	220	265
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2035	15	18
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/2036	155	184
	Santa Clara Valley Water District (Water Utility System Improvement Project) COP	4.000%	6/1/2026	1,265	1,269
	Santa Clara Valley Water District Safe Clean Water Lease (Non-Terminable) Revenue	5.000%	8/1/2047	515	551
	Santa Clara Valley Water District Safe Clean Water Revenue COP	5.000%	12/1/2026	195	199
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/2026	395	397
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/2050	70	75
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/2052	175	186
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/2054	55	58
	Santa Monica Community College District GO	5.000%	8/1/2043	3,140	3,271
	Santa Monica Community College District GO	4.000%	8/1/2045	1,000	1,009
	Santa Monica Community College District GO	5.000%	8/1/2045	625	674
	Santa Monica Community College District GO	4.000%	8/1/2047	115	113
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2040	810	904
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2041	1,035	1,151
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/2044	285	286
	Santa Monica-Malibu Unified School District GO	2.250%	8/1/2047	155	104
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2050	1,560	1,659
	Santa Monica-Malibu Unified School District GO	4.250%	8/1/2052	200	201
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2054	1,190	1,258
	Santa Monica-Malibu Unified School District GO	4.125%	8/1/2055	250	248
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2055	840	887
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/2033	80	91
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/2034	40	45
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/2035	20	22
	Santa Rosa High School District GO	4.000%	8/1/2049	45	44
	Santa Rosa High School District GO	5.000%	8/1/2053	305	320
	Santa Rosa High School District GO	4.750%	8/1/2054	1,375	1,409

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Saugus Union School District School Facilities Improvement District No. 2014-1 GO	2.375%	8/1/2044	955	724
Sequoia Union High School District GO	5.000%	7/1/2027	265	277
Sequoia Union High School District GO	3.000%	7/1/2034	105	105
Sequoia Union High School District GO	4.000%	7/1/2052	400	384
Sierra Joint Community College District GO	2.000%	8/1/2046	135	89
Silicon Valley Clean Water Sewer Revenue	3.500%	8/1/2048	200	175
Sonoma County Junior College District GO	5.000%	8/1/2041	630	635
South San Francisco Unified School District GO	4.000%	9/1/2052	540	525
Southern California Metropolitan Water District Water Revenue	2.500%	7/1/2026	740	741
Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2026	795	798
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2026	115	116
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2026	275	278
Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2027	175	177
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	350	365
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2027	680	710
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2027	795	837
Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2028	1,885	1,928
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2028	645	699
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2029	390	431
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2029	410	453
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2029	210	234
Southern California Metropolitan Water District Water Revenue	3.000%	7/1/2030	120	124
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2030	1,130	1,233
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2031	745	864
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2031	345	376
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2031	650	763
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2032	965	1,145
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2032	230	274
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2032	1,230	1,340
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2033	515	623
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2034	430	530
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2034	335	364
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2035	5	6
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2035	570	618
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2036	170	207
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2036	305	357
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2036	115	124
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2037	425	522
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2037	260	280
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2038	310	377
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	90	100
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	150	161
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	200	221
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	405	433
Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2040	2,310	2,528
Southern California Metropolitan Water District Water Revenue	4.000%	7/1/2045	65	65
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2045	195	205
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2048	315	338
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2049	90	97
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2049	500	518
Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2051	1,365	1,428
Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2053	100	106
Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2029	725	772
Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2031	390	436
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2026	315	318
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2026	95	95
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	130	130
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2028	980	1,041
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2031	725	820
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2036	685	784
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	85	96
Southern California Public Power Authority Electric Power & Light Revenue	5.250%	7/1/2053	180	190
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2027	50	52
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2028	135	143
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2029	320	348
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2030	650	722
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2032	1,895	2,179
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2033	210	245
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2034	25	29
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2035	100	119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2035	825	949
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2039	135	151
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2040	510	567
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2048	1,130	1,191
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	1,075	1,135
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2026	405	409
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2027	280	291
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2028	860	913
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	1,265	1,375
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	825	917
[6]	Southern California Public Power Authority Electric Power & Light Revenue VRDO	1.350%	3/2/2026	12,900	12,900
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2031	550	622
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2034	555	654
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2038	1,430	1,634
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2046	160	172
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2053	740	775
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	445	448
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2032	1,030	1,184
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2033	555	647
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	365	406
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	100	109
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2049	240	253
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2049	100	107
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2053	920	960
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	930	989
	Southwestern Community College District GO	5.250%	8/1/2027	1,750	1,833
	Southwestern Community College District GO	5.250%	8/1/2028	1,600	1,732
	Southwestern Community College District GO	2.375%	8/1/2046	405	289
	Southwestern Community College District GO	4.000%	8/1/2046	275	275
	Southwestern Community College District GO	4.000%	8/1/2047	440	435
	Southwestern Community College District GO	5.250%	8/1/2051	1,000	1,089
	Southwestern Community College District GO	5.250%	8/1/2055	1,680	1,817
	State Center Community College District GO	5.000%	8/1/2046	500	553
	State Center Community College District GO	5.000%	8/1/2047	675	722
[1]	Stockton Unified School District GO	0.000%	8/1/2027	280	271
[4]	Stockton Unified School District GO	5.000%	8/1/2049	500	536
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2045	365	366
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2050	515	502
	Sunnyvale School District GO	4.000%	9/1/2042	375	375
[1]	Sweetwater Union High School District GO	3.375%	8/1/2040	220	218
	Sweetwater Union High School District GO	4.000%	8/1/2042	365	365
[4]	Sweetwater Union High School District GO	4.000%	8/1/2047	1,210	1,162
	Sweetwater Union High School District GO	5.000%	8/1/2052	150	156
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2049	200	200
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project), ETM	5.000%	1/1/2027	50	51
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project), Prere.	5.000%	1/1/2027	165	169
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	755	767
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	175	187
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2044	465	490
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2046	265	268
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2038	870	520
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2041	190	99
[1]	Twin Rivers Unified School District GO	3.375%	8/1/2043	600	572
[1]	Twin Rivers Unified School District GO	4.000%	8/1/2043	385	385
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2044	160	72
	Union Sanitary District Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/15/2030	2,360	2,655
	University of California College & University Revenue	5.000%	5/15/2026	90	91
	University of California College & University Revenue	5.000%	5/15/2026	740	745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/2026	415	418
	University of California College & University Revenue	5.000%	5/15/2026	930	936
	University of California College & University Revenue	5.000%	5/15/2026	1,765	1,776
	University of California College & University Revenue	5.000%	5/15/2026	960	966
	University of California College & University Revenue	5.000%	5/15/2026	100	101
	University of California College & University Revenue	4.000%	5/15/2027	65	67
	University of California College & University Revenue	5.000%	5/15/2027	445	461
	University of California College & University Revenue	5.000%	5/15/2027	40	41
	University of California College & University Revenue	5.000%	5/15/2027	115	119
	University of California College & University Revenue	5.000%	5/15/2027	50	52
	University of California College & University Revenue	5.000%	5/15/2027	335	347
	University of California College & University Revenue	5.000%	5/15/2027	1,010	1,047
[5]	University of California College & University Revenue	5.000%	11/15/2027	1,500	1,575
	University of California College & University Revenue	4.000%	5/15/2028	285	297
	University of California College & University Revenue	5.000%	5/15/2028	110	117
	University of California College & University Revenue	5.000%	5/15/2028	195	208
	University of California College & University Revenue	5.000%	5/15/2028	410	425
	University of California College & University Revenue	5.000%	5/15/2028	970	1,032
	University of California College & University Revenue	5.000%	5/15/2028	120	128
	University of California College & University Revenue	5.000%	5/15/2028	1,770	1,884
	University of California College & University Revenue	5.000%	5/15/2028	105	112
	University of California College & University Revenue	4.000%	5/15/2029	30	31
	University of California College & University Revenue	5.000%	5/15/2029	35	38
	University of California College & University Revenue	5.000%	5/15/2029	815	891
	University of California College & University Revenue	5.000%	5/15/2029	2,080	2,273
	University of California College & University Revenue	5.000%	5/15/2029	170	176
	University of California College & University Revenue	5.000%	5/15/2029	1,130	1,235
	University of California College & University Revenue	5.000%	5/15/2029	245	268
	University of California College & University Revenue	5.000%	5/15/2029	2,910	3,180
	University of California College & University Revenue	5.000%	5/15/2029	550	601
	University of California College & University Revenue	5.000%	5/15/2029	220	240
	University of California College & University Revenue	4.000%	5/15/2030	65	68
	University of California College & University Revenue	5.000%	5/15/2030	515	533
	University of California College & University Revenue	5.000%	5/15/2030	70	70
	University of California College & University Revenue	5.000%	5/15/2030	20	22
	University of California College & University Revenue	5.000%	5/15/2030	215	241
	University of California College & University Revenue	5.000%	5/15/2030	3,250	3,639
	University of California College & University Revenue	5.000%	5/15/2030	805	901
	University of California College & University Revenue	5.000%	5/15/2030	330	351
	University of California College & University Revenue	5.000%	5/15/2030	3,650	4,086
[5]	University of California College & University Revenue	5.000%	11/15/2030	1,000	1,131
	University of California College & University Revenue	4.000%	5/15/2031	235	245
	University of California College & University Revenue	5.000%	5/15/2031	815	867
	University of California College & University Revenue	5.000%	5/15/2031	75	78
	University of California College & University Revenue	5.000%	5/15/2031	135	136
	University of California College & University Revenue	5.000%	5/15/2031	170	194
	University of California College & University Revenue	5.000%	5/15/2031	455	520
	University of California College & University Revenue	5.000%	5/15/2031	1,400	1,600
	University of California College & University Revenue	5.000%	5/15/2031	2,475	2,829
	University of California College & University Revenue	5.000%	5/15/2031	50	57
	University of California College & University Revenue	5.000%	5/15/2031	175	195
	University of California College & University Revenue	5.000%	5/15/2031	1,315	1,503
	University of California College & University Revenue	5.000%	5/15/2031	15	17
	University of California College & University Revenue	5.000%	5/15/2031	410	469
	University of California College & University Revenue	5.000%	5/15/2032	50	53
	University of California College & University Revenue	5.000%	5/15/2032	380	424
	University of California College & University Revenue	5.000%	5/15/2032	4,175	4,867
	University of California College & University Revenue	5.000%	5/15/2032	175	204
	University of California College & University Revenue	5.000%	5/15/2032	230	238
	University of California College & University Revenue	5.000%	5/15/2032	820	956
	University of California College & University Revenue	5.000%	5/15/2032	585	682
	University of California College & University Revenue	5.000%	5/15/2032	65	76
	University of California College & University Revenue	5.000%	5/15/2032	1,515	1,766
	University of California College & University Revenue	5.000%	5/15/2032	670	781
	University of California College & University Revenue	4.000%	5/15/2033	65	66
	University of California College & University Revenue	5.000%	5/15/2033	670	711
	University of California College & University Revenue	5.000%	5/15/2033	70	70
	University of California College & University Revenue	5.000%	5/15/2033	25	29
	University of California College & University Revenue	5.000%	5/15/2033	1,520	1,805
	University of California College & University Revenue	5.000%	5/15/2033	10	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/2033	1,965	2,334
	University of California College & University Revenue	5.000%	5/15/2033	420	499
	University of California College & University Revenue	5.000%	5/15/2033	705	837
	University of California College & University Revenue	5.000%	5/15/2033	3,115	3,700
	University of California College & University Revenue	5.000%	5/15/2033	20	24
	University of California College & University Revenue	5.000%	5/15/2033	400	475
	University of California College & University Revenue	4.000%	5/15/2034	100	102
	University of California College & University Revenue	5.000%	5/15/2034	95	95
	University of California College & University Revenue	5.000%	5/15/2034	365	404
	University of California College & University Revenue	5.000%	5/15/2034	1,025	1,206
	University of California College & University Revenue	5.000%	5/15/2034	355	426
	University of California College & University Revenue	5.000%	5/15/2034	555	665
	University of California College & University Revenue	5.000%	5/15/2034	1,145	1,372
	University of California College & University Revenue	5.000%	5/15/2034	1,200	1,438
[5]	University of California College & University Revenue	5.000%	11/15/2034	500	603
[5]	University of California College & University Revenue	5.000%	11/15/2034	520	627
	University of California College & University Revenue	5.000%	5/15/2035	110	110
	University of California College & University Revenue	5.000%	5/15/2035	120	127
	University of California College & University Revenue	5.000%	5/15/2035	95	105
	University of California College & University Revenue	5.000%	5/15/2035	235	270
	University of California College & University Revenue	5.000%	5/15/2035	250	293
	University of California College & University Revenue	5.000%	5/15/2035	1,440	1,686
	University of California College & University Revenue	5.000%	5/15/2035	1,395	1,633
	University of California College & University Revenue	5.000%	5/15/2035	1,485	1,771
	University of California College & University Revenue	5.000%	5/15/2035	40	48
	University of California College & University Revenue	5.000%	5/15/2035	2,565	3,059
	University of California College & University Revenue	5.000%	5/15/2035	215	261
	University of California College & University Revenue	5.000%	5/15/2035	400	485
[5]	University of California College & University Revenue	5.000%	11/15/2035	775	944
[5]	University of California College & University Revenue	5.000%	11/15/2035	765	931
	University of California College & University Revenue	5.000%	5/15/2036	485	500
	University of California College & University Revenue	5.000%	5/15/2036	550	552
	University of California College & University Revenue	5.000%	5/15/2036	250	264
	University of California College & University Revenue	5.000%	5/15/2036	80	88
	University of California College & University Revenue	5.000%	5/15/2036	25	29
	University of California College & University Revenue	5.000%	5/15/2036	1,000	1,164
	University of California College & University Revenue	5.000%	5/15/2036	1,800	2,132
	University of California College & University Revenue	5.000%	5/15/2036	300	309
	University of California College & University Revenue	5.000%	5/15/2036	55	65
	University of California College & University Revenue	5.000%	5/15/2036	500	602
	University of California College & University Revenue	5.000%	5/15/2036	400	482
	University of California College & University Revenue	5.000%	5/15/2036	9,780	11,970
[5]	University of California College & University Revenue	5.000%	11/15/2036	910	1,116
[5]	University of California College & University Revenue	5.000%	11/15/2036	520	638
	University of California College & University Revenue	4.000%	5/15/2037	235	246
	University of California College & University Revenue	5.000%	5/15/2037	100	103
	University of California College & University Revenue	5.000%	5/15/2037	55	58
	University of California College & University Revenue	5.000%	5/15/2037	75	85
	University of California College & University Revenue	5.000%	5/15/2037	1,080	1,245
	University of California College & University Revenue	5.000%	5/15/2037	965	1,131
	University of California College & University Revenue	5.000%	5/15/2037	590	692
	University of California College & University Revenue	5.000%	5/15/2037	500	595
	University of California College & University Revenue	5.000%	5/15/2037	1,375	1,637
	University of California College & University Revenue	5.000%	5/15/2037	475	566
	University of California College & University Revenue	5.250%	5/15/2037	500	606
[5]	University of California College & University Revenue	5.000%	11/15/2037	975	1,173
	University of California College & University Revenue	5.000%	5/15/2038	110	116
	University of California College & University Revenue	5.000%	5/15/2038	1,900	2,066
	University of California College & University Revenue	5.000%	5/15/2038	255	287
	University of California College & University Revenue	5.000%	5/15/2038	75	75
	University of California College & University Revenue	5.000%	5/15/2038	1,150	1,315
	University of California College & University Revenue	5.000%	5/15/2038	500	581
	University of California College & University Revenue	5.000%	5/15/2038	1,005	1,167
	University of California College & University Revenue	5.000%	5/15/2038	500	589
	University of California College & University Revenue	5.000%	5/15/2038	680	801
	University of California College & University Revenue	5.000%	5/15/2038	985	1,161
	University of California College & University Revenue	5.000%	5/15/2038	400	471
[5]	University of California College & University Revenue	5.000%	11/15/2038	500	595
	University of California College & University Revenue	5.000%	5/15/2039	95	103
	University of California College & University Revenue	5.000%	5/15/2039	1,300	1,473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/2039	560	644
	University of California College & University Revenue	5.000%	5/15/2039	1,415	1,627
	University of California College & University Revenue	5.000%	5/15/2039	990	1,154
	University of California College & University Revenue	5.000%	5/15/2039	500	583
	University of California College & University Revenue	5.250%	5/15/2039	485	576
[5]	University of California College & University Revenue	5.000%	11/15/2039	1,000	1,226
[5]	University of California College & University Revenue	5.250%	11/15/2039	1,000	1,200
	University of California College & University Revenue	4.000%	5/15/2040	1,015	1,045
	University of California College & University Revenue	5.000%	5/15/2040	1,435	1,644
	University of California College & University Revenue	5.000%	5/15/2040	750	859
	University of California College & University Revenue	5.000%	5/15/2040	600	697
	University of California College & University Revenue	5.000%	5/15/2040	845	981
	University of California College & University Revenue	5.000%	5/15/2040	500	580
	University of California College & University Revenue	5.000%	5/15/2040	4,620	5,398
	University of California College & University Revenue	5.250%	5/15/2040	2,000	2,365
	University of California College & University Revenue	5.250%	5/15/2040	2,540	3,232
	University of California College & University Revenue	5.500%	5/15/2040	585	682
	University of California College & University Revenue	5.500%	5/15/2040	4,265	5,182
	University of California College & University Revenue	5.000%	5/15/2041	730	732
	University of California College & University Revenue	5.000%	5/15/2041	215	231
	University of California College & University Revenue	5.000%	5/15/2041	255	286
	University of California College & University Revenue	5.000%	5/15/2041	1,370	1,554
	University of California College & University Revenue	5.000%	5/15/2041	250	284
	University of California College & University Revenue	5.000%	5/15/2041	225	258
[5]	University of California College & University Revenue	5.000%	11/15/2041	1,285	1,494
[5]	University of California College & University Revenue	5.250%	11/15/2041	1,370	1,626
	University of California College & University Revenue	5.000%	5/15/2042	145	155
	University of California College & University Revenue	5.000%	5/15/2042	945	1,053
	University of California College & University Revenue	5.000%	5/15/2042	630	711
	University of California College & University Revenue	5.000%	5/15/2042	505	570
	University of California College & University Revenue	5.000%	5/15/2042	500	571
	University of California College & University Revenue	5.250%	5/15/2042	740	761
[5]	University of California College & University Revenue	5.000%	11/15/2042	750	866
[5]	University of California College & University Revenue	5.000%	11/15/2042	240	277
	University of California College & University Revenue	5.000%	5/15/2043	2,060	2,147
	University of California College & University Revenue	5.000%	5/15/2043	420	447
	University of California College & University Revenue	5.000%	5/15/2043	1,175	1,298
	University of California College & University Revenue	5.000%	5/15/2043	1,330	1,486
	University of California College & University Revenue	5.000%	5/15/2043	550	615
	University of California College & University Revenue	5.000%	5/15/2043	250	282
	University of California College & University Revenue	5.000%	5/15/2044	385	426
	University of California College & University Revenue	5.000%	5/15/2044	410	453
	University of California College & University Revenue	4.000%	5/15/2045	205	205
	University of California College & University Revenue	5.000%	5/15/2045	115	126
	University of California College & University Revenue	5.000%	5/15/2045	500	552
[5]	University of California College & University Revenue	5.000%	11/15/2045	400	445
	University of California College & University Revenue	4.000%	5/15/2046	625	626
	University of California College & University Revenue	5.000%	5/15/2046	100	100
	University of California College & University Revenue	4.000%	5/15/2047	2,445	2,435
	University of California College & University Revenue	5.000%	5/15/2047	65	66
	University of California College & University Revenue	5.250%	5/15/2047	160	163
	University of California College & University Revenue	4.000%	5/15/2048	880	857
	University of California College & University Revenue	5.000%	5/15/2048	2,755	2,834
	University of California College & University Revenue	5.000%	5/15/2049	75	77
	University of California College & University Revenue	2.500%	5/15/2050	2,925	2,015
	University of California College & University Revenue	4.000%	5/15/2050	1,890	1,850
	University of California College & University Revenue	4.000%	5/15/2051	580	564
	University of California College & University Revenue	5.000%	5/15/2052	2,955	3,096
	University of California College & University Revenue	5.000%	5/15/2053	3,925	4,183
	University of California College & University Revenue	5.000%	5/15/2054	525	556
	University of California College & University Revenue	4.000%	5/15/2055	680	653
	University of California College & University Revenue	5.250%	5/15/2055	425	461
	University of California College & University Revenue	5.250%	5/15/2058	25	26
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2027	45	47
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2028	170	181
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2030	1,145	1,185
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2031	315	335
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2031	320	331
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2032	290	300
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2032	80	91

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2033	255	264
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	15	16
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	210	217
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	185	209
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	155	156
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	330	349
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	270	279
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	145	163
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	510	511
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	30	32
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2036	430	443
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2036	95	100
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2037	80	85
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2037	600	601
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2037	245	258
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2037	50	50
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2038	60	63
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2038	90	94
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2039	430	448
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2039	110	115
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2040	335	347
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2041	125	129
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2042	1,820	1,865
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2043	365	380
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2046	2,250	2,212
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	2,480	2,619
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2047	420	410
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2047	995	1,011
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2048	580	563
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2048	1,060	1,090
	University of California College & University Revenue (Limited Project)	3.000%	5/15/2051	1,535	1,169
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2051	900	869
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2051	50	50
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2052	180	183
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2058	2,140	2,182
	University of California College & University Revenue (Limited Project)	5.500%	5/15/2058	50	52
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	675	678
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	1.250%	3/2/2026	1,985	1,985
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	1.250%	3/2/2026	2,800	2,800
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	1.400%	3/2/2026	1,430	1,430
	Upland Unified School District GO	0.000%	8/1/2050	1,295	454
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/2045	875	875
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/2050	225	217
[1]	Val Verde Unified School District GO	3.000%	8/1/2047	210	171
	Ventura County Community College District GO	3.125%	8/1/2031	120	120
	Ventura Unified School District GO	4.250%	8/1/2051	1,075	1,077
	Ventura Unified School District GO	5.250%	8/1/2055	500	536
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2027	330	339
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	405	420
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	680	714
	Victor Valley Community College District GO	4.000%	8/1/2044	35	35
[4]	Vista Unified School District GO	4.250%	8/1/2044	110	113
[4]	Vista Unified School District GO	5.250%	8/1/2048	1,215	1,300
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2027	75	73
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2032	1,300	1,101
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2045	370	311
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2049	180	191
	West Contra Costa Unified School District GO	4.000%	8/1/2054	350	327
	West Contra Costa Unified School District GO	4.000%	8/1/2054	135	126
[4]	West Contra Costa Unified School District GO	4.000%	8/1/2054	175	163
	West Contra Costa Unified School District GO	4.000%	8/1/2054	260	243
	West Contra Costa Unified School District GO	4.000%	8/1/2054	300	281
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2054	195	205
	West Valley-Mission Community College District GO	5.000%	8/1/2032	180	187
	West Valley-Mission Community College District GO	4.000%	8/1/2034	835	854
	West Valley-Mission Community College District GO	4.000%	8/1/2040	700	700
	Westside Union School District GO	0.000%	8/1/2050	100	34
[1]	William S Hart Union High School District GO	0.000%	9/1/2026	270	267
	William S Hart Union High School District GO	0.000%	8/1/2033	160	131
[1]	William S Hart Union High School District GO	0.000%	8/1/2034	125	99

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
William S Hart Union High School District GO	3.500%	8/1/2038	630	630
Total Tax-Exempt Municipal Bonds (Cost $2,137,101)				2,189,745
Total Investments (100.6%) (Cost $2,137,101)				2,189,745
Other Assets and Liabilities—Net (-0.6%)				(14,040)
Net Assets (100%)				2,175,705
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2026.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2026, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.